    SEI Institutional
    Managed Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Core Fixed Income and High Yield Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS GENERAL INFORMATION YOU SHOULD KNOW ABOUT INVESTING IN THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     CORE FIXED INCOME FUND...............................................2
     HIGH YIELD BOND FUND.................................................4
     THE FUNDS' OTHER INVESTMENTS.........................................6
     INVESTMENT ADVISER AND SUB-ADVISERS..................................6
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................7
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................9
     FINANCIAL HIGHLIGHTS................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION

STRATEGIES: Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies, and certain of the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each portfolio. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation between various asset classes, an investment in a portfolio of Funds as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, and one or more Sub-Advisers manage portions of each Fund's assets and invest those assets in a way they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for each Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC's and the Sub-Advisers' (the "Advisers") judgments about the markets, the economy, or companies, may not anticipate actual market movements, economic conditions or company performance, and these judgements may affect the return on your investment. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund summaries that follow. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

CORE FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that have fixed
                                                    income investment expertise, the Fund invests in
                                                    investment grade U.S. fixed income securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Core Fixed Income Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.5 years).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The Fund is also subject to the risk that its market segment, U.S. fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                                                    PROSPECTUS 3

                                                          CORE FIXED INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989          11.61%
1990           7.24%
1991          15.19%
1992           5.98%
1993           8.76%
1994          -4.89%
1995          20.04%
1996           3.70%
1997           9.51%
1998           8.53%

BEST QUARTER  WORST QUARTER
   6.78%         -3.98%
 (6/30/95)      (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Lehman Brothers Aggregate Bond Index.

                                                             SINCE
                                                           INCEPTION
                                                            (MAY 1,
                                1 YEAR  5 YEARS  10 YEARS    1987)
--------------------------------------------------------------------
CORE FIXED INCOME FUND           8.53%    7.07%     8.38%     8.14%
--------------------------------------------------------------------
LEHMAN BROTHERS BOND AGGREGATE
  INDEX*                         8.67%    7.27%     9.26%     9.02%**
--------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR.
** THE INCEPTION DATE FOR THE INDEX IS MAY 31, 1987.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                     CLASS A
Investment Advisory Fees              0.28%
Distribution (12b-1) Fees              None
Other Expenses                        0.32%
                                     -------
Total Annual Fund Operating
  Expenses                            0.60%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Core Fixed Income Fund Class A   $61     $192     $335      $750

4 PROSPECTUS

HIGH YIELD BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser that has high yield
                                                    investment expertise, the Fund invests in high
                                                    yield, high risk securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The High Yield Bond Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. In managing the Funds assets, the Sub-Adviser selects securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed 10 years. There is no limit on the maturity or on the credit quality of any security.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that its particular market segment, high yield securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                                                    PROSPECTUS 5

                                                            HIGH YIELD BOND FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for three years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996          15.06%
1997          14.54%
1998           1.40%

BEST QUARTER  WORST QUARTER
   5.62%         -4.98%
 (9/30/97)      (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the CS First Boston High Yield Index.

                                                     SINCE
                                                   INCEPTION
                                                  (JANUARY 11,
                                          1 YEAR     1995)
--------------------------------------------------------------
HIGH YIELD BOND FUND                       1.40%     11.79%
--------------------------------------------------------------
CS FIRST BOSTON HIGH YIELD INDEX*          0.58%     10.81%**
--------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE CS FIRST BOSTON HIGH YIELD BOND INDEX IS AN UNMANAGED, TRADER-PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE PUBLIC HIGH YIELD DEBT MARKET. REVISIONS TO THE INDEX ARE EFFECTED WEEKLY. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS. ** THE INCEPTION DATE FOR THE INDEX IS JANUARY 31, 1995.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                     CLASS A
Investment Advisory Fees              0.49%
Distribution (12b-1) Fees              None
Other Expenses                        0.40%
                                     -------
Total Annual Fund Operating
  Expenses                            0.89%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

HIGH YIELD BOND FUND-- CLASS A SHARES                .85%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
High Yield Bond Fund Class A     $91     $284     $493     $1,096

6 PROSPECTUS

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

THE FUNDS' OTHER INVESTMENTS
--------------------------------------------------------------------------------
This prospectus describes the Fund's primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises the Advisers and Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to each Fund. As of October 31, 1998, SIMC had approximately $41 billion in assets under management. For the fiscal year ended September 30, 1998, the Funds paid SIMC investment advisory fees as follows:

CORE FIXED INCOME FUND............................   .275%
HIGH YIELD BOND FUND..............................  .4875%

SUB-ADVISERS AND PORTFOLIO MANAGERS

CORE FIXED INCOME FUND

    BLACKROCK, INC.: Keith Anderson and Andrew Phillips of BlackRock, Inc. ("BlackRock") serve as portfolio managers of a portion of the assets of the Core Fixed Income Fund. Mr. Anderson is a Managing Director and Co-Head of Portfolio Management at BlackRock, and has 14 years' experience investing in fixed income securities. Mr. Phillips is a Principal and portfolio manager with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities.

    FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC: Charles Groeschell of Firstar Investment Research & Management Company, LLC ("FIRMCO"), serves as portfolio manager of a portion of the assets of the Core Fixed Income Fund. Mr. Groeschell is a Senior Vice President of FIRMCO investment and has been employed by FIRMCO or its affiliates since 1983. He has 16 years experience in fixed income management.

    WESTERN ASSET MANAGEMENT COMPANY: A committee of investment professionals at Western Asset Management Company manages a portion of the assets of the Core Fixed Income Fund.

HIGH YIELD BOND FUND

    CREDIT SUISSE ASSET MANAGEMENT: Richard J. Lindquist, C.F.A., of Credit Suisse Asset Management ("Credit Suisse") serves as portfolio manager of the High Yield Bond Fund. Mr. Lindquist joined Credit Suisse in 1995 as a result of Credit Suisse's acquisition of CS First Boston Investment Management, and has had 15 years of investment management experience, all of which were with high yield bonds. Prior to joining CS First Boston, Mr. Lindquist was with Prudential Insurance Company of America where he managed high yield funds totaling approximately $1.3 billion. Prior to joining Prudential, Mr. Lindquist managed high yield funds at T. Rowe Price.

                                                                    PROSPECTUS 7

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

To purchase shares directly from the Funds, please call 1-800-DIAL-SEI. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Your financial institution may charge you fees for its services.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, if you want to receive the current Business Day's NAV, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in a Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate their NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES
To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund. The Funds may accept investments of smaller amounts at their discretion.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
Holders of Class A Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

8 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within three Business Days after the Funds receive your request, but it may take up to seven Business Days. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS
DAYS).

REDEMPTIONS IN KIND
The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%.

                                                                    PROSPECTUS 9

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Core Fixed Income and High Yield Bond Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

CORE FIXED INCOME FUND-- CLASS A SHARES

                                              PERIODS ENDED
                                               SEPTEMBER 30
                           ----------------------------------------------------
                              1998        1997       1996      1995      1994
                           ----------  ----------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $    10.40  $    10.23  $  10.46  $   9.65  $  10.87

Net Investment Income
  (Loss).................        0.61        0.63      0.64      0.65      0.56
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............        0.54        0.33     (0.18)     0.82     (1.12)
                           ----------  ----------  --------  --------  --------

Dividends from Net
  Investment Income......       (0.61)      (0.63)    (0.69)    (0.66)    (0.55)
Distributions from
  Realized Capital
  Gains..................       (0.02)      (0.16)       --        --     (0.11)
                           ----------  ----------  --------  --------  --------
Net Asset Value, End of
  Period.................       10.92       10.40     10.23     10.46      9.65
                           ----------  ----------  --------  --------  --------
TOTAL RETURN.............       11.42%       9.80%     4.51%    15.87%    (5.36)%
                           ----------  ----------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $1,465,285  $1,063,335  $655,300  $419,959  $311,955
                           ----------  ----------  --------  --------  --------
                           ----------  ----------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....        0.60%       0.60%     0.57%     0.55%     0.55%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....        5.77%       6.17%     6.24%     6.60%     5.57%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....        0.60%       0.61%     0.64%     0.68%     0.62%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....        5.77%       6.16%     6.17%     6.47%     5.50%
Portfolio Turnover
  Rate...................         344%        216%      311%      294%      370%

                                                                   PROSPECTUS 11

                                                            FINANCIAL HIGHLIGHTS

HIGH YIELD BOND FUND-- CLASS A SHARES

                                            PERIODS ENDED
                                            SEPTEMBER 30
                                -------------------------------------
                                  1998      1997      1996    1995(1)
                                --------  --------  --------  -------
Net Asset Value, Beginning of
  Period......................  $  11.66  $  11.14  $  10.64  $ 10.00

Net Investment Income
  (Loss)......................      1.04      1.04      0.94     0.67
Net Realized and Unrealized
  Gains (losses on
  Securities).................     (0.75)     0.57      0.62     0.55
                                --------  --------  --------  -------

Dividends from Net Investment
  Income......................     (1.04)    (1.04)    (1.03)   (0.58)
Distributions from Realized
  Capital Gains...............     (0.10)    (0.05)    (0.03)      --
                                --------  --------  --------  -------
Net Asset Value, End of
  Period......................     10.81     11.66     11.14    10.64
                                --------  --------  --------  -------
TOTAL RETURN..................      2.25%    15.30%    15.46%   17.72%
                                --------  --------  --------  -------
Net Assets, End of Period
  (000).......................  $314,937  $236,457  $107,545  $23,724
                                --------  --------  --------  -------
                                --------  --------  --------  -------

Ratio of Expenses to Average
  Net Assets..................      0.85%     0.86%     0.87%    0.67%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................      8.94%     9.33%     9.01%   10.02%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers)....................      0.89%     0.91%     0.94%    0.86%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (Excluding Waivers).........      8.90%     9.28%     8.94%    9.83%
Portfolio Turnover Rate.......        56%       68%       55%      56%

-------------

(1) High Yield Bond shares were offered beginning January 11, 1995. All ratios including total return have been annualized.

SEI
   INVESTMENTS

   The Art of People. The Science of Results.

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 31, 1999, includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI
By Mail:        Write to the Funds at:
                One Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional Managed Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Funds' Investment Company Act registration number is 811-4878.>

SEI-F-102-05


SEI
   INVESTMENTS

PROSPECTUS AS OF JANUARY 31, 1999

FIXED INCOME

Core Fixed Income Fund

High Yield Bond Fund




The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

    SEI Institutional
    Managed Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS GENERAL INFORMATION YOU SHOULD KNOW ABOUT INVESTING IN THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     LARGE CAP VALUE FUND.................................................2
     LARGE CAP GROWTH FUND................................................4
     TAX-MANAGED LARGE CAP FUND...........................................6
     SMALL CAP VALUE FUND.................................................8
     SMALL CAP GROWTH FUND...............................................10
     MID-CAP FUND........................................................12
     CAPITAL APPRECIATION FUND...........................................14
     EQUITY INCOME FUND..................................................16
     BALANCED FUND.......................................................18
     THE FUNDS' OTHER INVESTMENTS........................................20
     INVESTMENT ADVISER AND SUB-ADVISERS.................................20
     PURCHASING, SELLING AND EXCHANGING FUND SHARES......................24
     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................26
     FINANCIAL HIGHLIGHTS................................................27
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION

STRATEGIES: Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and certain of the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each portfolio. Some Funds may have extremely volatile returns. Because of the historical lack of correlation between various asset classes, an investment in a portfolio of Funds as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    PROSPECTUS 1

                                 INTRODUCTION -- INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, and one or more Sub-Advisers manage portions of each Fund's assets and invest those assets in a way they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for each Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers (the "Advisers") judgments about the markets, the economy, or companies, may not anticipate actual market movements, economic conditions or company performance, and these judgements may affect the return on your investment. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follows. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term growth of capital and income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in large cap
                                                    income-producing U.S. common stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                    PROSPECTUS 3

                                                            LARGE CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SIMT Large Cap Value Portfolio
1995                               37.75%
1996                               20.45%
1997                               36.74%
1998                               11.35%

BEST QUARTER  WORST QUARTER
   16.58%        -13.61%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 1000 Value Index.

                                                   SINCE INCEPTION
                                                    (OCTOBER 31,
                                          1 YEAR       1994)*
-------------------------------------------------------------------
LARGE CAP VALUE FUND                      11.35%        24.01%
-------------------------------------------------------------------
FRANK RUSSELL 1000 VALUE INDEX**          15.63%        25.65%***
-------------------------------------------------------------------

* PRIOR TO OCTOBER 31, 1994, THE FUND WAS ADVISED BY A DIFFERENT INVESTMENT ADVISER AND PERFORMANCE FOR THAT PERIOD IS NOT SHOWN.
** AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
*** THE INCEPTION DATE FOR THE INDEX IS OCTOBER 31, 1994.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.35%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.50%
                                                    ----------
Total Annual Fund Operating Expenses                     0.85%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Large Cap Value Fund Class A     $87     $271     $471     $1,049

4 PROSPECTUS

LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in large cap U.S.
                                                    common stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                    PROSPECTUS 5

                                                           LARGE CAP GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SIMT Large Cap Growth
1995                        35.50%
1996                        22.70%
1997                        34.76%
1998                        38.80%

BEST QUARTER  WORST QUARTER
   29.31%        -11.56%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 1000 Growth Index.

                                                        SINCE
                                                      INCEPTION
                                                    (DECEMBER 20,
                                          1 YEAR        1994)
--------------------------------------------------------------------
LARGE CAP GROWTH FUND                     38.80%        32.74%
--------------------------------------------------------------------
FRANK RUSSELL 1000 GROWTH INDEX*          38.71%        32.78%**
--------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS DECEMBER 31, 1994.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.50%
                                                    ----------
Total Annual Fund Operating Expenses                     0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

LARGE CAP GROWTH FUND-- CLASS A SHARES               .85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Large Cap Growth Fund Class A    $92     $287     $498     $1,108

6 PROSPECTUS

TAX-MANAGED LARGE CAP FUND

FUND SUMMARY

INVESTMENT GOAL                                     High long-term after-tax returns
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers, the Fund seeks
                                                    long-term capital appreciation while minimizing
                                                    the current tax impact to shareholders by buying
                                                    and holding large cap U.S. common stocks with
                                                    lower dividend yields.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Tax-Managed Large Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion with the expectation of holding these securities for a period of ten years. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers attempt to minimize taxes by using a "buy and hold" strategy, and through such techniques as investing in companies that pay relatively low dividends; selling stocks with the highest tax cost first; and offsetting losses against gains where possible. To protect against loss of value during periods of market decline, the Sub-Advisers may use a variety of hedging techniques, such as buying put options, selling index futures, short selling "against the box" and entering into equity swaps.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. However, efforts to protect against market declines may not succeed because hedging activities also involve risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

                                                                    PROSPECTUS 7

                                                      TAX-MANAGED LARGE CAP FUND

PERFORMANCE INFORMATION

The table compares the Fund's total return for the period from inception (March 4, 1998) through December 31, 1998, to those of the Frank Russell 1000 Index:

TAX-MANAGED LARGE CAP FUND                          19.85%
----------------------------------------------------------
FRANK RUSSELL 1000 INDEX*                           17.69%**
----------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1000 LARGEST U.S. COMPANIES.

** THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1998.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                              0.40%
Distribution (12b-1) Fees                              None
Other Expenses                                        0.50%
                                                    -------
Total Annual Fund Operating Expenses                  0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

TAX-MANAGED LARGE CAP FUND-- CLASS A SHARES          .85%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Tax-Managed Large Cap Fund
  Class A                        $92     $287     $498     $1,108

8 PROSPECTUS

SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in common stocks of
                                                    smaller U.S. companies.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, small capitalization value stocks, may underperform other equity market segments or the equity markets as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                    PROSPECTUS 9

                                                            SMALL CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Small Cap Value
1995                      18.21%
1996                      22.13%
1997                      35.11%
1998                      -2.84%

BEST QUARTER  WORST QUARTER
   16.33%        -19.78%
 (6/30/97)      (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 2000 Value Index.

                                                      SINCE
                                                    INCEPTION
                                                  (DECEMBER 20,
                                          1 YEAR      1994)
---------------------------------------------------------------
SMALL CAP VALUE FUND                      (2.84%)     18.00%
---------------------------------------------------------------
FRANK RUSSELL 2000 VALUE INDEX*           (6.45%)     17.99%**
---------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2000 SMALLEST COMPANIES OUT OF THE 3000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

** THE INCEPTION DATE FOR THE INDEX IS DECEMBER 31, 1994.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.65%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.45%
                                                    ----------
Total Annual Fund Operating Expenses                     1.10%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Small Cap Value Fund Class A     $112    $350     $606     $1,340

10 PROSPECTUS

SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in common stocks of
                                                    smaller U.S. companies.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, small capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 11

                                                           SMALL CAP GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Small Cap Growth Portfolio
1993                                 13.32%
1994                                  1.74%
1995                                 39.93%
1996                                 19.14%
1997                                  8.38%
1998                                  5.59%

BEST QUARTER  WORST QUARTER
   28.29%        -24.08%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998, to those of the Frank Russell 2000 Growth Index.

                                                       SINCE
                                                     INCEPTION
                                               5     (APRIL 20,
                                     1 YEAR  YEARS     1992)
---------------------------------------------------------------
SMALL CAP GROWTH FUND                 5.59%  14.19%    17.34%
---------------------------------------------------------------
FRANK RUSSELL 2000 GROWTH INDEX*      1.23%  10.22%    10.40%**
---------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2000 SMALLEST COMPANIES OUT OF THE 3000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

** THE INCEPTION DATE FOR THE INDEX IS APRIL 30, 1992.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.65%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.45%
                                                    ----------
Total Annual Fund Operating Expenses                     1.10%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Small Cap Growth Fund Class A    $112    $350     $606     $1,340

12 PROSPECTUS

MID-CAP FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser that manages in a core
                                                    style, the Fund invests in mid-cap U.S. common
                                                    stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Mid-Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, selects stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its particular market segment, mid-cap common stocks, may underperform other equity market segments or the equity markets as a whole. The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

                                                                   PROSPECTUS 13

                                                                    MID-CAP FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Mid-Cap Portfolio
1994                       -10.79%
1995                        23.04%
1996                        26.66%
1997                        31.88%
1998                         3.30%

BEST QUARTER  WORST QUARTER
   21.81%        -22.08%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell Mid-Cap Index.

                                                           SINCE
                                                         INCEPTION
                                                       (FEBRUARY 16,
                                     1 YEAR  5 YEARS       1993)
--------------------------------------------------------------------
MID-CAP FUND                          3.30%    13.63%      15.08%
--------------------------------------------------------------------
FRANK RUSSELL MID-CAP INDEX*         10.10%    17.34%      16.96%**
--------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL MID-CAP INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 800 SMALLEST U.S. COMPANIES OUT OF THE 1000 LARGEST U.S. COMPANIES.

** THE INCEPTION DATE FOR THE INDEX IS FEBRUARY 28, 1993.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.60%
                                                    ----------
Total Annual Fund Operating Expenses                     1.00%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Mid-Cap Fund Class A             $102    $318     $552     $1,225

14 PROSPECTUS

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    undervalued securities, the Fund invests in U.S.
                                                    common stocks and convertible securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and convertible securities issued by U.S. companies of various market capitalizations. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In managing the Fund, the Sub-Adviser selects stocks and convertible securities of companies it sees as undervalued based on their background, industry position, historical returns, and management. The Sub-Adviser will rotate the Fund's holdings between various market sectors based on its view of economic factors and the overall business cycle.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, U.S. value stocks, may underperform other equity market segments or the equity markets as a whole.

The convertible securities the Fund owns have characteristics of both fixed income and equity securities. The value of these convertible securities tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuers and any call provisions.

The smaller capitalization companies the Fund invested in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 15

                                                       CAPITAL APPRECIATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   SIMT Capital Appreciation
                                   Portfolio
1989                                  35.47%
1990                                   0.01%
1991                                  35.11%
1992                                   7.74%
1993                                   9.20%
1994                                  -7.53%
1995                                  30.78%
1996                                  20.93%
1997                                  31.69%
1998                                  28.72%

BEST QUARTER  WORST QUARTER
   23.57%        -13.16%
 (12/31/98)     (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the S&P 500 Composite Index.

                                                              SINCE
                                                            INCEPTION
                                                            (MARCH 1,
                                1 YEAR  5 YEARS  10 YEARS     1988)
---------------------------------------------------------------------
CAPITAL APPRECIATION FUND       28.72%   19.91%    18.23%     17.32%
---------------------------------------------------------------------
S&P 500 COMPOSITE INDEX*        28.60%   24.05%    19.19%     18.48%**
---------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 COMPOSITE INDEX IS A WIDELY-RECOGNIZED, MARKET-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF THE 500 STOCKS DESIGNED TO MIMIC THE OVERALL MARKET'S INDUSTRY WEIGHTINGS. MOST, BUT NOT ALL, LARGE CAPITALIZATION STOCKS ARE IN THE INDEX. THERE ARE ALSO SOME SMALL CAPITALIZATION STOCKS IN THE INDEX. STOCKS INCLUDED IN THE INDEX ARE MOSTLY NYSE LISTED COMPANIES, WITH SOME AMEX AND NASDAQ STOCK MARKET STOCKS.
** THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1988.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.49%
                                                    ----------
Total Annual Fund Operating Expenses                     0.89%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

CAPITAL APPRECIATION FUND-- CLASS A SHARES           .84%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Capital Appreciation Fund
  Class A                        $91     $284     $493     $1,096

16 PROSPECTUS

EQUITY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and moderate capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    stocks with above-average dividend yield, the Fund
                                                    invests in dividend-paying U.S. common stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Equity Income Fund invests primarily in common stocks of U.S. companies that historically have paid dividends and that have a current dividend yield that is higher than the stocks in the Standard & Poor's 500 Index. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In managing the assets of the fund, the Sub-Adviser selects stocks that meet its dividend and yield criteria. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, dividend-paying U.S. stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                   PROSPECTUS 17

                                                              EQUITY INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SIMT Equity Income Portfolio
1989                             25.08%
1990                             -8.94%
1991                             30.63%
1992                             10.02%
1993                             13.16%
1994                             -0.23%
1995                             36.07%
1996                             16.61%
1997                             27.96%
1998                             16.12%

BEST QUARTER  WORST QUARTER
   17.43%        -15.00%
 (3/31/91)      (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 1000 Value Index.

                                                              SINCE
                                                            INCEPTION
                                                            (JUNE 2,
                                1 YEAR  5 YEARS  10 YEARS     1988)
---------------------------------------------------------------------
EQUITY INCOME FUND              16.12%   18.66%    15.86%     15.68%
---------------------------------------------------------------------
FRANK RUSSELL 1000 VALUE
  INDEX*                        15.63%   20.86%    17.42%     17.42%**
---------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1988.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.50%
                                                    ----------
Total Annual Fund Operating Expenses                     0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

EQUITY INCOME FUND-- CLASS A SHARES                  .85%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Equity Income Fund Class A       $92     $287     $498     $1,108

18 PROSPECTUS

BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return with preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an experienced sub-adviser, the Fund
                                                    balances its investment between U.S. common stocks
                                                    and fixed income securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Balanced Fund invests primarily in a balanced portfolio of common stocks and intermediate maturity investment grade fixed income securities, including government and corporate securities. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Adviser seeks total return in all market environments by purchasing a combination of common stocks that produce income and fixed income securities, and will attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities of varying maturities. Under normal market conditions, the Fund's fixed income securities will have an average maturity of approximately 5 years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. In fact, since the Fund will always have a portion of its assets in fixed income securities, it may not perform as well during periods of stock market appreciation as funds that invest only in stocks.

                                                                   PROSPECTUS 19

                                                                   BALANCED FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SIMT Balanced Portfolio
1991                        15.85%
1992                        13.34%
1993                         7.91%
1994                        -6.59%
1995                        24.34%
1996                        13.49%
1997                        20.98%
1998                        19.52%

BEST QUARTER  WORST QUARTER
   11.81%        -4.62%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998. to those of the S&P 500 Composite Index and the Lehman Government/Corporate Bond Index.

                                                        SINCE
                                                      INCEPTION
                                                      (AUGUST 7,
                                     1 YEAR  5 YEARS    1990)
----------------------------------------------------------------
BALANCED FUND                        19.52%   13.77%    12.93%
----------------------------------------------------------------
S&P 500 COMPOSITE INDEX*             28.60%   24.05%    19.06%**
----------------------------------------------------------------
LEHMAN BROTHERS GOVERNMENT/
  CORPORATE BOND INDEX*               9.47%    7.30%     9.07%**
----------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF THE 500 STOCKS DESIGNED TO MIMIC THE OVERALL MARKET'S INDUSTRY WEIGHTINGS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT SECURITIES, YANKEE BONDS, AND NON-CONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR.
** THE INCEPTION DATE FOR THE S&P 500 COMPOSITE INDEX AND THE LEHMAN BROTHERS GOVENMENT/CORPORATE BOND INDEX IS AUGUST 31, 1990.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.40%
                                                    ----------
Total Annual Fund Operating Expenses                     0.80%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

BALANCED FUND-- CLASS A SHARES                       .75%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Balanced Fund Class A            $82     $255     $444      $990

20 PROSPECTUS

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

THE FUNDS' OTHER INVESTMENTS
This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS, SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises the Advisers and Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to each Fund. As of October 31, 1998, SIMC had approximately $41 billion in assets under management. For the fiscal year ended September 30, 1998, the Funds paid SIMC investment advisory fees as follows:

LARGE CAP VALUE FUND..............................   .35%
LARGE CAP GROWTH FUND.............................   .35%
TAX-MANAGED LARGE CAP FUND........................   .40%
SMALL CAP VALUE FUND..............................   .65%
SMALL CAP GROWTH FUND.............................   .65%
MID-CAP FUND......................................   .40%
CAPITAL APPRECIATION FUND.........................   .35%
EQUITY INCOME FUND................................   .35%
BALANCED FUND.....................................   .35%

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND

    LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of .20% of the average monthly market value of the assets of the Fund managed by LSV.

    MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

                                                                   PROSPECTUS 21

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

    SANFORD C. BERNSTEIN & CO., INC.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer--Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

LARGE CAP GROWTH FUND

    ALLIANCE CAPITAL MANAGEMENT L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the Large Cap Growth Fund.

    PROVIDENT INVESTMENT COUNSEL, INC.: George E. Handtmann III and Jeffrey J. Miller of Provident Investment Counsel, Inc. ("Provident"), serve as portfolio managers of a portion of the assets of the Large Cap Growth Fund. Mr. Handtmann has been with Provident since 1982, and Mr. Miller has been with Provident since 1972.

    TCW FUNDS MANAGEMENT INC.: Glen E. Bickerstaff of TCW Funds Management Inc. ("TCW") serves as portfolio manager of a portion of the assets of the Large Cap Growth Fund. Mr. Bickerstaff is a Managing Director of TCW, and has over 18 years of investment experience dedicated to investing large cap growth securities. Mr. Bickerstaff joined TCW in May, 1998 after 10 years at Transamerica Investment Services, where he served as Vice President and Senior Portfolio Manager.

TAX-MANAGED LARGE CAP FUND

    ALLIANCE CAPITAL MANAGEMENT L.P.: A committee of investment professionals at Alliance Capital Management L.P. provides investment advice to the Tax-Managed Large Cap Fund.

    MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers for a portion of the Tax-Managed Large Cap Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

    SANFORD C. BERNSTEIN & CO., INC.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers for a portion of the Tax-Managed Large Cap Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer -- Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

SMALL CAP VALUE FUND

    1838 INVESTMENT ADVISORS, L.P.: Edwin B. Powell, J. Kelly Flynn and Cynthia
    R. Axelrod of 1838 Investment Advisors, L.P. ("1838"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Prior to joining 1838, Mr. Powell managed small cap equity funds for Provident Capital Management from 1987 to 1994. Mr. Flynn, a Director of 1838, has over five years of experience in the investment business. Prior to joining 1838 in 1997, Mr. Flynn was in the Investment Banking Division at CS First Boston and was an Associate of the Edgewater Private Equity Fund. Mr. Flynn has also worked in the Equities Division of Goldman, Sachs & Co. Prior to joining 1838 in 1995, Ms. Axelrod was with Friess Associates from 1992 to 1995.

    BOSTON PARTNERS ASSET MANAGEMENT, L.P.: Wayne J. Archambo, C.F.A., of Boston Partners Asset Management, L.P. ("BPAM"), serves as portfolio manager of a portion of the assets of the Small Cap Value Fund. He has been employed by BPAM since its organization, and has 14 years experience investing in equities. Prior to joining BPAM, Mr. Archambo was employed at The Boston Company Asset Management, Inc. ("TBCAM"), from 1989 through April 1995. He created TBCAM's small cap value product in 1992.

22 PROSPECTUS

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

    LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns a majority interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of .50% of the average monthly market value of the assets of the Fund managed by LSV.

    MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

SMALL CAP GROWTH FUND

    FURMAN SELZ CAPITAL MANAGEMENT, LLC: Matthew S. Price and David C. Campbell of Furman Selz Capital Management, LLC ("Furman Selz"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Price and Mr. Campbell have been with Furman Selz for over 5 and 7 years, respectively. Prior to Joining Furman Selz, Mr. Price and Mr. Campbell were Senior Portfolio Managers at Value Line Asset Management.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Arthur E. Nicholas and John Kane of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day-to-day management of the Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.

    ROBERTSON, STEPHENS INVESTMENT MANAGEMENT, L.P.: Jim Callinan of Robertson, Stephens Investment Management, L.P. ("Robertson"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. Callinan is a managing director of Robertson. He joined Robertson in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

    SPYGLASS ASSET MANAGEMENT, INC.: Roger H. Stamper and Stephen Wisneski of Spyglass Asset Management, Inc. ("Spyglass"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Stamper, President of Spyglass, has 14 years of investment experience. Prior to founding Spyglass, Mr. Stamper served as Managing Director of Equities at First of America Investment Management, where he also served as portfolio manager of the $1 billion small cap growth equity product. Mr. Wisneski, Chief Operating Officer, has over 12 years of investment experience. Prior to joining Spyglass, Mr. Wisneski served as portfolio manager on the large cap growth products for First of America Investment Management.

    WALL STREET ASSOCIATES: William Jeffery III, Kenneth F. McCain and Richard
    S. Coons of Wall Street Associates ("WSA") serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Each owns 1/3 of, and is a principal of, WSA. They have an average of 27 years of investment management experience.

MID-CAP FUND

    MARTINGALE ASSET MANAGEMENT, L.P.: William Jacques of Martingale Asset Management, L.P. ("Martingale"), serves as portfolio manager for the Mid-Cap Fund. Mr. Jacques is an Executive Vice President and has been with Martingale since 1987.

                                                                   PROSPECTUS 23

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

CAPITAL APPRECIATION FUND

    STI CAPITAL MANAGEMENT, N.A.: Anthony Gray of STI Capital Management, N.A. ("STI"), serves as portfolio manager for the Capital Appreciation Fund. Mr. Gray is Chairman and Chief Investment Officer for STI. Prior to establishing STI as a separate entity within the SunTrust organization in 1989, Mr. Gray served as director of Equity Investments for the bank's trust assets.

EQUITY INCOME FUND

    HIGHMARK CAPITAL MANAGEMENT, INC.: A committee of investment professionals at HighMark Capital Management, Inc., provides investment advice to the Equity Income Fund.

BALANCED FUND

    STI CAPITAL MANAGEMENT, N.A.: Anthony Gray of STI Capital Management, N.A. ("STI"), serves as portfolio manager for the Balanced Fund. Mr. Gray is Chairman and Chief Investment Officer for STI. Prior to establishing STI as a separate entity within the SunTrust organization in 1989, Mr. Gray served as director of Equity Investments for the bank's trust assets.

24 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL- SEI.

PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

To purchase shares directly from the Funds, please call 1-800-DIAL-SEI. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Your financial institution may charge you fees for its services.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES
To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund. The Funds may accept investments of smaller amounts at the Funds discretion.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
Holders of Class A Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

                                                                   PROSPECTUS 25

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven Business Days. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS
DAYS).

REDEMPTIONS IN KIND
The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to.25%.

26 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 27

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

LARGE CAP VALUE FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                           --------------------------------------------------
                              1998       1997      1996      1995      1994
                           ----------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $    19.37  $  14.78  $  13.00  $  10.71  $  11.54

Net Investment Income
  (Loss).................        0.25      0.28      0.32      0.33      0.28
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............       (0.42)     5.77      2.01      2.44     (0.46)

Dividends from Net
  Investment Income......       (0.26)    (0.29)    (0.26)    (0.33)    (0.27)
Distributions from
  Realized Capital
  Gains..................       (1.63)    (1.17)    (0.29)    (0.15)    (0.38)
                           ----------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $    17.31  $  19.37  $  14.78  $  13.00  $  10.71
                           ----------  --------  --------  --------  --------
TOTAL RETURN.............       (1.40)%    44.12%    18.33%    26.83%    (1.64)%
                           ----------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $1,410,903  $866,826  $515,011  $331,692  $133,178
                           ----------  --------  --------  --------  --------
                           ----------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....        0.85%     0.85%     0.83%     0.76%     0.75%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....        1.42%     1.74%     2.31%     2.92%     2.51%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....        0.85%     0.85%     0.83%     0.82%     0.75%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....        1.42%     1.74%     2.31%     2.86%     2.51%
Portfolio Turnover
  Rate...................          79%       67%       75%       99%       67%

28 PROSPECTUS

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                                ----------------------------------------
                                   1998       1997      1996    1995(1)
                                ----------  --------  --------  --------
Net Asset Value, Beginning of
  Period......................  $    20.40  $  15.03  $  12.75  $  10.00

Net Investment Income
  (Loss)......................        0.03      0.03      0.07      0.11
Net Realized and Unrealized
  Gains (losses on
  Securities).................        1.62      6.33      2.51      2.72

Dividends from Net Investment
  Income......................       (0.04)    (0.05)    (0.08)    (0.08)
Distributions from Realized
  Capital Gains...............       (1.00)    (0.94)    (0.22)       --
                                ----------  --------  --------  --------
Net Asset Value, End of
  Period......................  $    21.01  $  20.40  $  15.03  $  12.75
                                ----------  --------  --------  --------
TOTAL RETURN..................        8.35%    44.35%    20.59%    37.90%
                                ----------  --------  --------  --------
Net Assets, End of Period
  (000).......................  $1,379,199  $800,479  $482,079  $297,377
                                ----------  --------  --------  --------
                                ----------  --------  --------  --------

Ratio of Expenses to Average
  Net Assets..................        0.85%     0.85%     0.82%     0.85%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................        0.11%     0.22%     0.50%     1.15%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers)....................        0.90%     0.90%     0.87%     0.89%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (Excluding Waivers).........        0.06%     0.17%     0.45%     1.11%
Portfolio Turnover Rate.......          80%       73%       90%       44%

-------------

(1) Large Cap Growth shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.

                                                                   PROSPECTUS 29

                                                            FINANCIAL HIGHLIGHTS

TAX-MANAGED LARGE CAP FUND -- CLASS A SHARES

                                                    PERIOD ENDED
                                                    SEPTEMBER 30
                                                       1998(1)
                                                    -------------
Net Asset Value, Beginning of Period..............     $  10.00

Net Investment Income (Loss)......................         0.04
Net Realized and Unrealized Gains (losses on
  Securities).....................................        (0.42)
                                                    -------------

Dividends from Net Investment Income..............        (0.01)
Distributions from Realized Capital Gains.........           --
                                                    -------------
Net Asset Value, End of Period....................         9.61
                                                    -------------
TOTAL RETURN......................................        (3.82)%
                                                    -------------
Net Assets, End of Period (000)...................     $170,097
                                                    -------------
                                                    -------------

Ratio of Expenses to Average Net Assets...........         0.85%
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................         1.18%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers)........................................         0.90%
Ratio of Net Investment Income (Loss) to Average
  Net Assets (Excluding Waivers)..................         1.13%
Portfolio Turnover Rate...........................           12%

-------------

(1) Tax-Managed Large Cap Class A shares were offered beginning March 4, 1998. All ratios have been annualized.

30 PROSPECTUS

FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                                ----------------------------------------
                                   1998       1997      1996    1995(1)
                                ----------  --------  --------  --------
Net Asset Value, Beginning of
  Period......................  $    17.85  $  13.17  $  12.19  $  10.00

Net Investment Income
  (Loss)......................        0.05      0.05      0.02      0.03
Net Realized and Unrealized
  Gains (losses on
  Securities).................       (2.22)     5.74      1.27      2.19

Dividends from Net Investment
  Income......................       (0.04)    (0.05)    (0.01)    (0.03)
Distributions from Realized
  Capital Gains...............       (1.97)    (1.06)    (0.30)       --
                                ----------  --------  --------  --------
Net Asset Value, End of
  Period......................  $    13.67  $  17.85  $  13.17  $  12.19
                                ----------  --------  --------  --------
TOTAL RETURN..................      (13.68)%    47.16%    10.86%    29.38%
                                ----------  --------  --------  --------
Net Assets, End of Period
  (000).......................  $  430,010  $323,337  $163,177  $102,975
                                ----------  --------  --------  --------
                                ----------  --------  --------  --------

Ratio of Expenses to Average
  Net Assets..................        1.10%     1.11%     1.11%     1.10%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................        0.34%     0.37%     0.15%     0.26%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers)....................        1.10%     1.11%     1.11%     1.12%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (Excluding Waivers).........        0.34%     0.37%     0.15%     0.24%
Portfolio Turnover Rate.......          77%       98%      121%       64%

-------------

(1) Small Cap Value shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.

                                                                   PROSPECTUS 31

                                                            FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                           --------------------------------------------------
                              1998       1997      1996      1995    1994(1)
                           ----------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $    19.32  $  20.51  $  19.88  $  14.04  $  14.67

Net Investment Income
  (Loss).................       (0.08)     0.02     (0.08)    (0.14)    (0.05)
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............       (4.92)     2.64      4.37      5.98      0.07

Dividends from Net
  Investment Income......          --        --        --        --        --
Distributions from
  Realized Capital
  Gains..................       (0.64)    (3.85)    (3.66)       --     (0.65)
                           ----------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $    13.68  $  19.32  $  20.51  $  19.88  $  14.04
                           ----------  --------  --------  --------  --------
TOTAL RETURN.............      (26.53)%    17.23%    26.56%    41.65%     0.23%
                           ----------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $  536,393  $561,414  $380,525  $310,238  $300,296
                           ----------  --------  --------  --------  --------
                           ----------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....        1.10%     1.10%     1.10%     1.10%     1.01%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....       (0.56)%    (0.60)%    (0.63)%    (0.60)%    (0.51)%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....        1.10%     1.10%     1.11%     1.13%     1.11%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....       (0.56)%    (0.60)%    (0.64)%    (0.63)%    (0.61)%
Portfolio Turnover
  Rate...................         128%      107%      167%      113%       97%

-------------

(1)  Small Cap Growth Class A shares were offered beginning April 20, 1992.

32 PROSPECTUS

FINANCIAL HIGHLIGHTS

MID-CAP FUND -- CLASS A SHARES

                                   PERIODS ENDED SEPTEMBER 30:
                           --------------------------------------------
                            1998     1997     1996     1995    1994(1)
                           -------  -------  -------  -------  --------
Net Asset Value,
  Beginning of Period....  $ 19.56  $ 14.96  $ 13.04  $ 10.89  $  12.10

Net Investment Income
  (Loss).................     0.13     0.13     0.18     0.01      0.01
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............    (2.67)    5.86     1.89     2.14     (0.98)

Dividends from Net
  Investment Income......    (0.15)   (0.14)   (0.15)      --     (0.01)
Distributions from
  Realized Capital
  Gains..................    (2.87)   (1.25)      --       --     (0.23)
                           -------  -------  -------  -------  --------
Net Asset Value, End of
  Period.................  $ 14.00  $ 19.56  $ 14.96  $ 13.04  $  10.89
                           -------  -------  -------  -------  --------
TOTAL RETURN.............   (15.41)%   43.13%   16.03%   19.78%    (8.10)%
                           -------  -------  -------  -------  --------
Net Assets, End of Period
  (000)..................  $35,160  $35,047  $24,954  $27,898  $108,002
                           -------  -------  -------  -------  --------
                           -------  -------  -------  -------  --------

Ratio of Expenses to
  Average Net Assets.....     1.00%    0.93%    0.77%    0.94%     0.93%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....     0.93%    0.79%    1.28%    0.04%     0.03%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....     1.00%    0.94%    0.88%    1.09%     1.06%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....     0.93%    0.78%    1.17%   (0.11)%    (0.10)%
Portfolio Turnover
  Rate...................      106%      92%     101%     108%       89%

-------------

(1)  Mid-Cap Class A shares were offered beginning February 16, 1993.

                                                                   PROSPECTUS 33

                                                            FINANCIAL HIGHLIGHTS

CAPITAL APPRECIATION FUND -- CLASS A SHARES

                                     PERIODS ENDED SEPTEMBER 30:
                           ------------------------------------------------
                             1998      1997      1996      1995      1994
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $  18.20  $  18.14  $  16.70  $  15.18  $  16.36

Net Investment Income
  (Loss).................      0.16      0.21      0.20      0.22      0.24
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............      0.92      4.65      3.18      2.42     (0.22)

Dividends from Net
  Investment Income......     (0.16)    (0.22)    (0.17)    (0.23)    (0.25)
Distributions from
  Realized Capital
  Gains..................     (5.11)    (4.58)    (1.77)    (0.89)    (0.95)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $  14.01  $  18.20  $  18.14  $  16.70  $  15.18
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      7.08%    34.02%    22.14%    19.03%    (0.11)%
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $118,741  $164,238  $236,581  $310,693  $729,100
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....      0.84%     0.84%     0.84%     0.84%     0.79%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....      1.03%     1.20%     1.20%     1.39%     1.45%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....      0.89%     0.89%     0.86%     0.89%     0.84%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....      0.98%     1.15%     1.18%     1.34%     1.40%
Portfolio Turnover
  Rate...................       238%      178%      153%      107%      109%

34 PROSPECTUS

FINANCIAL HIGHLIGHTS

EQUITY INCOME FUND -- CLASS A SHARES

                                     PERIODS ENDED SEPTEMBER 30:
                           ------------------------------------------------
                             1998      1997      1996      1995      1994
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $  18.02  $  16.40  $  16.07  $  14.06  $  15.00

Net Investment Income
  (Loss).................      0.41      0.39      0.49      0.55      0.51
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............     (0.09)     4.33      2.20      2.48     (0.38)

Dividends from Net
  Investment Income......     (0.38)    (0.42)    (0.41)    (0.55)    (0.50)
Distributions from
  Realized Capital
  Gains..................     (3.35)    (2.68)    (1.95)    (0.47)    (0.57)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $  14.61  $  18.02  $  16.40  $  16.07  $  14.06
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      1.51%    33.46%    18.17%    23.00%     1.05%
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $116,576  $173,766  $202,823  $250,609  $418,207
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....      0.85%     0.85%     0.83%     0.82%     0.78%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....      1.85%     2.38%     3.00%     3.72%     3.68%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....      0.90%     0.90%     0.86%     0.88%     0.84%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....      1.80%     2.33%     2.97%     3.66%     3.62%
Portfolio Turnover
  Rate...................        66%       40%       43%       47%       28%

                                                                   PROSPECTUS 35

                                                            FINANCIAL HIGHLIGHTS

BALANCED FUND -- CLASS A SHARES

                                   PERIODS ENDED SEPTEMBER 30:
                           -------------------------------------------
                            1998     1997     1996     1995     1994
                           -------  -------  -------  -------  -------
Net Asset Value,
  Beginning of Period....  $ 14.06  $ 13.94  $ 12.76  $ 11.52  $ 12.24

Net Investment Income
  (Loss).................     0.41     0.41     0.42     0.34     0.23
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............     0.80     2.27     1.44     1.34    (0.62)

Dividends from Net
  Investment Income......    (0.40)   (0.42)   (0.34)   (0.34)   (0.22)
Distributions from
  Realized Capital
  Gains..................    (1.70)   (2.14)   (0.34)   (0.10)   (0.11)
                           -------  -------  -------  -------  -------
Net Asset Value, End of
  Period.................  $ 13.17  $ 14.06  $ 13.94  $ 12.76  $ 11.52
                           -------  -------  -------  -------  -------
TOTAL RETURN.............     9.49%   22.38%   15.01%   15.05%   (3.25)%
                           -------  -------  -------  -------  -------
Net Assets, End of Period
  (000)..................  $56,256  $51,195  $57,915  $70,464  $65,480
                           -------  -------  -------  -------  -------
                           -------  -------  -------  -------  -------

Ratio of Expenses to
  Average Net Assets.....     0.75%    0.75%    0.75%    0.75%    0.75%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....     2.90%    3.15%    2.98%    2.92%    2.05%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....     0.80%    0.81%    0.84%    0.90%    0.91%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....     2.85%    3.09%    2.89%    2.77%    1.89%
Portfolio Turnover
  Rate...................      183%     197%     143%     159%     149%

SEI
   INVESTMENTS

   The Art of People. The Science of Results.

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 31, 1999, includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI
By Mail:        Write to the Funds at:
                One Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional Managed Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Funds' Investment Company Act registration number is 811-4878.

SEI-F-101-05


SEI
   INVESTMENTS

PROSPECTUS AS OF JANUARY 31, 1999

EQUITY

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Mid-Cap Fund

Capital Appreciation Fund

Equity Income Fund

Balanced Fund

The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

    SEI Institutional
    Managed Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS GENERAL INFORMATION YOU SHOULD KNOW ABOUT INVESTING IN THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     LARGE CAP VALUE FUND.................................................2
     LARGE CAP GROWTH FUND................................................4
     TAX-MANAGED LARGE CAP FUND...........................................6
     SMALL CAP VALUE FUND.................................................8
     SMALL CAP GROWTH FUND...............................................10
     MID-CAP FUND........................................................12
     CAPITAL APPRECIATION FUND...........................................14
     EQUITY INCOME FUND..................................................16
     BALANCED FUND.......................................................18
     THE FUNDS' OTHER INVESTMENTS........................................20
     INVESTMENT ADVISER AND SUB-ADVISERS.................................20
     PURCHASING, SELLING AND EXCHANGING FUND SHARES......................24
     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................26
     FINANCIAL HIGHLIGHTS................................................27
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION

STRATEGIES: Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and certain of the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each portfolio. Some Funds may have extremely volatile returns. Because of the historical lack of correlation between various asset classes, an investment in a portfolio of Funds as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    PROSPECTUS 1

                                 INTRODUCTION -- INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, and one or more Sub-Advisers manage portions of each Fund's assets and invest those assets in a way they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for each Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers (the "Advisers") judgments about the markets, the economy, or companies, may not anticipate actual market movements, economic conditions or company performance, and these judgements may affect the return on your investment. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follows. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term growth of capital and income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in large cap
                                                    income-producing U.S. common stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                    PROSPECTUS 3

                                                            LARGE CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SIMT Large Cap Value Portfolio
1995                               37.75%
1996                               20.45%
1997                               36.74%
1998                               11.35%

BEST QUARTER  WORST QUARTER
   16.58%        -13.61%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 1000 Value Index.

                                                   SINCE INCEPTION
                                                    (OCTOBER 31,
                                          1 YEAR       1994)*
-------------------------------------------------------------------
LARGE CAP VALUE FUND                      11.35%        24.01%
-------------------------------------------------------------------
FRANK RUSSELL 1000 VALUE INDEX**          15.63%        25.65%***
-------------------------------------------------------------------

* PRIOR TO OCTOBER 31, 1994, THE FUND WAS ADVISED BY A DIFFERENT INVESTMENT ADVISER AND PERFORMANCE FOR THAT PERIOD IS NOT SHOWN.
** AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
*** THE INCEPTION DATE FOR THE INDEX IS OCTOBER 31, 1994.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.35%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.50%
                                                    ----------
Total Annual Fund Operating Expenses                     0.85%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Large Cap Value Fund Class A     $87     $271     $471     $1,049

4 PROSPECTUS

LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in large cap U.S.
                                                    common stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                    PROSPECTUS 5

                                                           LARGE CAP GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SIMT Large Cap Growth
1995                        35.50%
1996                        22.70%
1997                        34.76%
1998                        38.80%

BEST QUARTER  WORST QUARTER
   29.31%        -11.56%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 1000 Growth Index.

                                                        SINCE
                                                      INCEPTION
                                                    (DECEMBER 20,
                                          1 YEAR        1994)
--------------------------------------------------------------------
LARGE CAP GROWTH FUND                     38.80%        32.74%
--------------------------------------------------------------------
FRANK RUSSELL 1000 GROWTH INDEX*          38.71%        32.78%**
--------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS DECEMBER 31, 1994.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.50%
                                                    ----------
Total Annual Fund Operating Expenses                     0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

LARGE CAP GROWTH FUND-- CLASS A SHARES               .85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Large Cap Growth Fund Class A    $92     $287     $498     $1,108

6 PROSPECTUS

TAX-MANAGED LARGE CAP FUND

FUND SUMMARY

INVESTMENT GOAL                                     High long-term after-tax returns
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers, the Fund seeks
                                                    long-term capital appreciation while minimizing
                                                    the current tax impact to shareholders by buying
                                                    and holding large cap U.S. common stocks with
                                                    lower dividend yields.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Tax-Managed Large Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion with the expectation of holding these securities for a period of ten years. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers attempt to minimize taxes by using a "buy and hold" strategy, and through such techniques as investing in companies that pay relatively low dividends; selling stocks with the highest tax cost first; and offsetting losses against gains where possible. To protect against loss of value during periods of market decline, the Sub-Advisers may use a variety of hedging techniques, such as buying put options, selling index futures, short selling "against the box" and entering into equity swaps.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. However, efforts to protect against market declines may not succeed because hedging activities also involve risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

                                                                    PROSPECTUS 7

                                                      TAX-MANAGED LARGE CAP FUND

PERFORMANCE INFORMATION

The table compares the Fund's total return for the period from inception (March 4, 1998) through December 31, 1998, to those of the Frank Russell 1000 Index:

TAX-MANAGED LARGE CAP FUND                          19.85%
----------------------------------------------------------
FRANK RUSSELL 1000 INDEX*                           17.69%**
----------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1000 LARGEST U.S. COMPANIES.

** THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1998.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                              0.40%
Distribution (12b-1) Fees                              None
Other Expenses                                        0.50%
                                                    -------
Total Annual Fund Operating Expenses                  0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

TAX-MANAGED LARGE CAP FUND-- CLASS A SHARES          .85%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Tax-Managed Large Cap Fund
  Class A                        $92     $287     $498     $1,108

8 PROSPECTUS

SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in common stocks of
                                                    smaller U.S. companies.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, small capitalization value stocks, may underperform other equity market segments or the equity markets as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                    PROSPECTUS 9

                                                            SMALL CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Small Cap Value
1995                      18.21%
1996                      22.13%
1997                      35.11%
1998                      -2.84%

BEST QUARTER  WORST QUARTER
   16.33%        -19.78%
 (6/30/97)      (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 2000 Value Index.

                                                      SINCE
                                                    INCEPTION
                                                  (DECEMBER 20,
                                          1 YEAR      1994)
---------------------------------------------------------------
SMALL CAP VALUE FUND                      (2.84%)     18.00%
---------------------------------------------------------------
FRANK RUSSELL 2000 VALUE INDEX*           (6.45%)     17.99%**
---------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2000 SMALLEST COMPANIES OUT OF THE 3000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

** THE INCEPTION DATE FOR THE INDEX IS DECEMBER 31, 1994.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.65%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.45%
                                                    ----------
Total Annual Fund Operating Expenses                     1.10%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Small Cap Value Fund Class A     $112    $350     $606     $1,340

10 PROSPECTUS

SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in common stocks of
                                                    smaller U.S. companies.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, small capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 11

                                                           SMALL CAP GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Small Cap Growth Portfolio
1993                                 13.32%
1994                                  1.74%
1995                                 39.93%
1996                                 19.14%
1997                                  8.38%
1998                                  5.59%

BEST QUARTER  WORST QUARTER
   28.29%        -24.08%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998, to those of the Frank Russell 2000 Growth Index.

                                                       SINCE
                                                     INCEPTION
                                               5     (APRIL 20,
                                     1 YEAR  YEARS     1992)
---------------------------------------------------------------
SMALL CAP GROWTH FUND                 5.59%  14.19%    17.34%
---------------------------------------------------------------
FRANK RUSSELL 2000 GROWTH INDEX*      1.23%  10.22%    10.40%**
---------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2000 SMALLEST COMPANIES OUT OF THE 3000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

** THE INCEPTION DATE FOR THE INDEX IS APRIL 30, 1992.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.65%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.45%
                                                    ----------
Total Annual Fund Operating Expenses                     1.10%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Small Cap Growth Fund Class A    $112    $350     $606     $1,340

12 PROSPECTUS

MID-CAP FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser that manages in a core
                                                    style, the Fund invests in mid-cap U.S. common
                                                    stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Mid-Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, selects stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its particular market segment, mid-cap common stocks, may underperform other equity market segments or the equity markets as a whole. The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

                                                                   PROSPECTUS 13

                                                                    MID-CAP FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Mid-Cap Portfolio
1994                       -10.79%
1995                        23.04%
1996                        26.66%
1997                        31.88%
1998                         3.30%

BEST QUARTER  WORST QUARTER
   21.81%        -22.08%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell Mid-Cap Index.

                                                           SINCE
                                                         INCEPTION
                                                       (FEBRUARY 16,
                                     1 YEAR  5 YEARS       1993)
--------------------------------------------------------------------
MID-CAP FUND                          3.30%    13.63%      15.08%
--------------------------------------------------------------------
FRANK RUSSELL MID-CAP INDEX*         10.10%    17.34%      16.96%**
--------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL MID-CAP INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 800 SMALLEST U.S. COMPANIES OUT OF THE 1000 LARGEST U.S. COMPANIES.

** THE INCEPTION DATE FOR THE INDEX IS FEBRUARY 28, 1993.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.60%
                                                    ----------
Total Annual Fund Operating Expenses                     1.00%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Mid-Cap Fund Class A             $102    $318     $552     $1,225

14 PROSPECTUS

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    undervalued securities, the Fund invests in U.S.
                                                    common stocks and convertible securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and convertible securities issued by U.S. companies of various market capitalizations. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In managing the Fund, the Sub-Adviser selects stocks and convertible securities of companies it sees as undervalued based on their background, industry position, historical returns, and management. The Sub-Adviser will rotate the Fund's holdings between various market sectors based on its view of economic factors and the overall business cycle.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, U.S. value stocks, may underperform other equity market segments or the equity markets as a whole.

The convertible securities the Fund owns have characteristics of both fixed income and equity securities. The value of these convertible securities tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuers and any call provisions.

The smaller capitalization companies the Fund invested in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 15

                                                       CAPITAL APPRECIATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   SIMT Capital Appreciation
                                   Portfolio
1989                                  35.47%
1990                                   0.01%
1991                                  35.11%
1992                                   7.74%
1993                                   9.20%
1994                                  -7.53%
1995                                  30.78%
1996                                  20.93%
1997                                  31.69%
1998                                  28.72%

BEST QUARTER  WORST QUARTER
   23.57%        -13.16%
 (12/31/98)     (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the S&P 500 Composite Index.

                                                              SINCE
                                                            INCEPTION
                                                            (MARCH 1,
                                1 YEAR  5 YEARS  10 YEARS     1988)
---------------------------------------------------------------------
CAPITAL APPRECIATION FUND       28.72%   19.91%    18.23%     17.32%
---------------------------------------------------------------------
S&P 500 COMPOSITE INDEX*        28.60%   24.05%    19.19%     18.48%**
---------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 COMPOSITE INDEX IS A WIDELY-RECOGNIZED, MARKET-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF THE 500 STOCKS DESIGNED TO MIMIC THE OVERALL MARKET'S INDUSTRY WEIGHTINGS. MOST, BUT NOT ALL, LARGE CAPITALIZATION STOCKS ARE IN THE INDEX. THERE ARE ALSO SOME SMALL CAPITALIZATION STOCKS IN THE INDEX. STOCKS INCLUDED IN THE INDEX ARE MOSTLY NYSE LISTED COMPANIES, WITH SOME AMEX AND NASDAQ STOCK MARKET STOCKS.
** THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1988.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.49%
                                                    ----------
Total Annual Fund Operating Expenses                     0.89%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

CAPITAL APPRECIATION FUND-- CLASS A SHARES           .84%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Capital Appreciation Fund
  Class A                        $91     $284     $493     $1,096

16 PROSPECTUS

EQUITY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and moderate capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    stocks with above-average dividend yield, the Fund
                                                    invests in dividend-paying U.S. common stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Equity Income Fund invests primarily in common stocks of U.S. companies that historically have paid dividends and that have a current dividend yield that is higher than the stocks in the Standard & Poor's 500 Index. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In managing the assets of the fund, the Sub-Adviser selects stocks that meet its dividend and yield criteria. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, dividend-paying U.S. stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                   PROSPECTUS 17

                                                              EQUITY INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SIMT Equity Income Portfolio
1989                             25.08%
1990                             -8.94%
1991                             30.63%
1992                             10.02%
1993                             13.16%
1994                             -0.23%
1995                             36.07%
1996                             16.61%
1997                             27.96%
1998                             16.12%

BEST QUARTER  WORST QUARTER
   17.43%        -15.00%
 (3/31/91)      (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 1000 Value Index.

                                                              SINCE
                                                            INCEPTION
                                                            (JUNE 2,
                                1 YEAR  5 YEARS  10 YEARS     1988)
---------------------------------------------------------------------
EQUITY INCOME FUND              16.12%   18.66%    15.86%     15.68%
---------------------------------------------------------------------
FRANK RUSSELL 1000 VALUE
  INDEX*                        15.63%   20.86%    17.42%     17.42%**
---------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1988.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.50%
                                                    ----------
Total Annual Fund Operating Expenses                     0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

EQUITY INCOME FUND-- CLASS A SHARES                  .85%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Equity Income Fund Class A       $92     $287     $498     $1,108

18 PROSPECTUS

BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return with preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an experienced sub-adviser, the Fund
                                                    balances its investment between U.S. common stocks
                                                    and fixed income securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Balanced Fund invests primarily in a balanced portfolio of common stocks and intermediate maturity investment grade fixed income securities, including government and corporate securities. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Adviser seeks total return in all market environments by purchasing a combination of common stocks that produce income and fixed income securities, and will attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities of varying maturities. Under normal market conditions, the Fund's fixed income securities will have an average maturity of approximately 5 years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. In fact, since the Fund will always have a portion of its assets in fixed income securities, it may not perform as well during periods of stock market appreciation as funds that invest only in stocks.

                                                                   PROSPECTUS 19

                                                                   BALANCED FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SIMT Balanced Portfolio
1991                        15.85%
1992                        13.34%
1993                         7.91%
1994                        -6.59%
1995                        24.34%
1996                        13.49%
1997                        20.98%
1998                        19.52%

BEST QUARTER  WORST QUARTER
   11.81%        -4.62%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998. to those of the S&P 500 Composite Index and the Lehman Government/Corporate Bond Index.

                                                        SINCE
                                                      INCEPTION
                                                      (AUGUST 7,
                                     1 YEAR  5 YEARS    1990)
----------------------------------------------------------------
BALANCED FUND                        19.52%   13.77%    12.93%
----------------------------------------------------------------
S&P 500 COMPOSITE INDEX*             28.60%   24.05%    19.06%**
----------------------------------------------------------------
LEHMAN BROTHERS GOVERNMENT/
  CORPORATE BOND INDEX*               9.47%    7.30%     9.07%**
----------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF THE 500 STOCKS DESIGNED TO MIMIC THE OVERALL MARKET'S INDUSTRY WEIGHTINGS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT SECURITIES, YANKEE BONDS, AND NON-CONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR.
** THE INCEPTION DATE FOR THE S&P 500 COMPOSITE INDEX AND THE LEHMAN BROTHERS GOVENMENT/CORPORATE BOND INDEX IS AUGUST 31, 1990.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.40%
                                                    ----------
Total Annual Fund Operating Expenses                     0.80%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

BALANCED FUND-- CLASS A SHARES                       .75%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Balanced Fund Class A            $82     $255     $444      $990

20 PROSPECTUS

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

THE FUNDS' OTHER INVESTMENTS
This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS, SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises the Advisers and Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to each Fund. As of October 31, 1998, SIMC had approximately $41 billion in assets under management. For the fiscal year ended September 30, 1998, the Funds paid SIMC investment advisory fees as follows:

LARGE CAP VALUE FUND..............................   .35%
LARGE CAP GROWTH FUND.............................   .35%
TAX-MANAGED LARGE CAP FUND........................   .40%
SMALL CAP VALUE FUND..............................   .65%
SMALL CAP GROWTH FUND.............................   .65%
MID-CAP FUND......................................   .40%
CAPITAL APPRECIATION FUND.........................   .35%
EQUITY INCOME FUND................................   .35%
BALANCED FUND.....................................   .35%

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND

    LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of .20% of the average monthly market value of the assets of the Fund managed by LSV.

    MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

                                                                   PROSPECTUS 21

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

    SANFORD C. BERNSTEIN & CO., INC.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer--Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

LARGE CAP GROWTH FUND

    ALLIANCE CAPITAL MANAGEMENT L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the Large Cap Growth Fund.

    PROVIDENT INVESTMENT COUNSEL, INC.: George E. Handtmann III and Jeffrey J. Miller of Provident Investment Counsel, Inc. ("Provident"), serve as portfolio managers of a portion of the assets of the Large Cap Growth Fund. Mr. Handtmann has been with Provident since 1982, and Mr. Miller has been with Provident since 1972.

    TCW FUNDS MANAGEMENT INC.: Glen E. Bickerstaff of TCW Funds Management Inc. ("TCW") serves as portfolio manager of a portion of the assets of the Large Cap Growth Fund. Mr. Bickerstaff is a Managing Director of TCW, and has over 18 years of investment experience dedicated to investing large cap growth securities. Mr. Bickerstaff joined TCW in May, 1998 after 10 years at Transamerica Investment Services, where he served as Vice President and Senior Portfolio Manager.

TAX-MANAGED LARGE CAP FUND

    ALLIANCE CAPITAL MANAGEMENT L.P.: A committee of investment professionals at Alliance Capital Management L.P. provides investment advice to the Tax-Managed Large Cap Fund.

    MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers for a portion of the Tax-Managed Large Cap Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

    SANFORD C. BERNSTEIN & CO., INC.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers for a portion of the Tax-Managed Large Cap Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer -- Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

SMALL CAP VALUE FUND

    1838 INVESTMENT ADVISORS, L.P.: Edwin B. Powell, J. Kelly Flynn and Cynthia
    R. Axelrod of 1838 Investment Advisors, L.P. ("1838"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Prior to joining 1838, Mr. Powell managed small cap equity funds for Provident Capital Management from 1987 to 1994. Mr. Flynn, a Director of 1838, has over five years of experience in the investment business. Prior to joining 1838 in 1997, Mr. Flynn was in the Investment Banking Division at CS First Boston and was an Associate of the Edgewater Private Equity Fund. Mr. Flynn has also worked in the Equities Division of Goldman, Sachs & Co. Prior to joining 1838 in 1995, Ms. Axelrod was with Friess Associates from 1992 to 1995.

    BOSTON PARTNERS ASSET MANAGEMENT, L.P.: Wayne J. Archambo, C.F.A., of Boston Partners Asset Management, L.P. ("BPAM"), serves as portfolio manager of a portion of the assets of the Small Cap Value Fund. He has been employed by BPAM since its organization, and has 14 years experience investing in equities. Prior to joining BPAM, Mr. Archambo was employed at The Boston Company Asset Management, Inc. ("TBCAM"), from 1989 through April 1995. He created TBCAM's small cap value product in 1992.

22 PROSPECTUS

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

    LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns a majority interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of .50% of the average monthly market value of the assets of the Fund managed by LSV.

    MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

SMALL CAP GROWTH FUND

    FURMAN SELZ CAPITAL MANAGEMENT, LLC: Matthew S. Price and David C. Campbell of Furman Selz Capital Management, LLC ("Furman Selz"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Price and Mr. Campbell have been with Furman Selz for over 5 and 7 years, respectively. Prior to Joining Furman Selz, Mr. Price and Mr. Campbell were Senior Portfolio Managers at Value Line Asset Management.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Arthur E. Nicholas and John Kane of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day-to-day management of the Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.

    ROBERTSON, STEPHENS INVESTMENT MANAGEMENT, L.P.: Jim Callinan of Robertson, Stephens Investment Management, L.P. ("Robertson"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. Callinan is a managing director of Robertson. He joined Robertson in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

    SPYGLASS ASSET MANAGEMENT, INC.: Roger H. Stamper and Stephen Wisneski of Spyglass Asset Management, Inc. ("Spyglass"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Stamper, President of Spyglass, has 14 years of investment experience. Prior to founding Spyglass, Mr. Stamper served as Managing Director of Equities at First of America Investment Management, where he also served as portfolio manager of the $1 billion small cap growth equity product. Mr. Wisneski, Chief Operating Officer, has over 12 years of investment experience. Prior to joining Spyglass, Mr. Wisneski served as portfolio manager on the large cap growth products for First of America Investment Management.

    WALL STREET ASSOCIATES: William Jeffery III, Kenneth F. McCain and Richard
    S. Coons of Wall Street Associates ("WSA") serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Each owns 1/3 of, and is a principal of, WSA. They have an average of 27 years of investment management experience.

MID-CAP FUND

    MARTINGALE ASSET MANAGEMENT, L.P.: William Jacques of Martingale Asset Management, L.P. ("Martingale"), serves as portfolio manager for the Mid-Cap Fund. Mr. Jacques is an Executive Vice President and has been with Martingale since 1987.

                                                                   PROSPECTUS 23

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

CAPITAL APPRECIATION FUND

    STI CAPITAL MANAGEMENT, N.A.: Anthony Gray of STI Capital Management, N.A. ("STI"), serves as portfolio manager for the Capital Appreciation Fund. Mr. Gray is Chairman and Chief Investment Officer for STI. Prior to establishing STI as a separate entity within the SunTrust organization in 1989, Mr. Gray served as director of Equity Investments for the bank's trust assets.

EQUITY INCOME FUND

    HIGHMARK CAPITAL MANAGEMENT, INC.: A committee of investment professionals at HighMark Capital Management, Inc., provides investment advice to the Equity Income Fund.

BALANCED FUND

    STI CAPITAL MANAGEMENT, N.A.: Anthony Gray of STI Capital Management, N.A. ("STI"), serves as portfolio manager for the Balanced Fund. Mr. Gray is Chairman and Chief Investment Officer for STI. Prior to establishing STI as a separate entity within the SunTrust organization in 1989, Mr. Gray served as director of Equity Investments for the bank's trust assets.

24 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL- SEI.

PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

To purchase shares directly from the Funds, please call 1-800-DIAL-SEI. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Your financial institution may charge you fees for its services.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES
To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund. The Funds may accept investments of smaller amounts at the Funds discretion.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
Holders of Class A Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

                                                                   PROSPECTUS 25

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven Business Days. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS
DAYS).

REDEMPTIONS IN KIND
The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to.25%.

26 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 27

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

LARGE CAP VALUE FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                           --------------------------------------------------
                              1998       1997      1996      1995      1994
                           ----------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $    19.37  $  14.78  $  13.00  $  10.71  $  11.54

Net Investment Income
  (Loss).................        0.25      0.28      0.32      0.33      0.28
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............       (0.42)     5.77      2.01      2.44     (0.46)

Dividends from Net
  Investment Income......       (0.26)    (0.29)    (0.26)    (0.33)    (0.27)
Distributions from
  Realized Capital
  Gains..................       (1.63)    (1.17)    (0.29)    (0.15)    (0.38)
                           ----------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $    17.31  $  19.37  $  14.78  $  13.00  $  10.71
                           ----------  --------  --------  --------  --------
TOTAL RETURN.............       (1.40)%    44.12%    18.33%    26.83%    (1.64)%
                           ----------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $1,410,903  $866,826  $515,011  $331,692  $133,178
                           ----------  --------  --------  --------  --------
                           ----------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....        0.85%     0.85%     0.83%     0.76%     0.75%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....        1.42%     1.74%     2.31%     2.92%     2.51%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....        0.85%     0.85%     0.83%     0.82%     0.75%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....        1.42%     1.74%     2.31%     2.86%     2.51%
Portfolio Turnover
  Rate...................          79%       67%       75%       99%       67%

28 PROSPECTUS

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                                ----------------------------------------
                                   1998       1997      1996    1995(1)
                                ----------  --------  --------  --------
Net Asset Value, Beginning of
  Period......................  $    20.40  $  15.03  $  12.75  $  10.00

Net Investment Income
  (Loss)......................        0.03      0.03      0.07      0.11
Net Realized and Unrealized
  Gains (losses on
  Securities).................        1.62      6.33      2.51      2.72

Dividends from Net Investment
  Income......................       (0.04)    (0.05)    (0.08)    (0.08)
Distributions from Realized
  Capital Gains...............       (1.00)    (0.94)    (0.22)       --
                                ----------  --------  --------  --------
Net Asset Value, End of
  Period......................  $    21.01  $  20.40  $  15.03  $  12.75
                                ----------  --------  --------  --------
TOTAL RETURN..................        8.35%    44.35%    20.59%    37.90%
                                ----------  --------  --------  --------
Net Assets, End of Period
  (000).......................  $1,379,199  $800,479  $482,079  $297,377
                                ----------  --------  --------  --------
                                ----------  --------  --------  --------

Ratio of Expenses to Average
  Net Assets..................        0.85%     0.85%     0.82%     0.85%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................        0.11%     0.22%     0.50%     1.15%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers)....................        0.90%     0.90%     0.87%     0.89%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (Excluding Waivers).........        0.06%     0.17%     0.45%     1.11%
Portfolio Turnover Rate.......          80%       73%       90%       44%

-------------

(1) Large Cap Growth shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.

                                                                   PROSPECTUS 29

                                                            FINANCIAL HIGHLIGHTS

TAX-MANAGED LARGE CAP FUND -- CLASS A SHARES

                                                    PERIOD ENDED
                                                    SEPTEMBER 30
                                                       1998(1)
                                                    -------------
Net Asset Value, Beginning of Period..............     $  10.00

Net Investment Income (Loss)......................         0.04
Net Realized and Unrealized Gains (losses on
  Securities).....................................        (0.42)
                                                    -------------

Dividends from Net Investment Income..............        (0.01)
Distributions from Realized Capital Gains.........           --
                                                    -------------
Net Asset Value, End of Period....................         9.61
                                                    -------------
TOTAL RETURN......................................        (3.82)%
                                                    -------------
Net Assets, End of Period (000)...................     $170,097
                                                    -------------
                                                    -------------

Ratio of Expenses to Average Net Assets...........         0.85%
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................         1.18%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers)........................................         0.90%
Ratio of Net Investment Income (Loss) to Average
  Net Assets (Excluding Waivers)..................         1.13%
Portfolio Turnover Rate...........................           12%

-------------

(1) Tax-Managed Large Cap Class A shares were offered beginning March 4, 1998. All ratios have been annualized.

30 PROSPECTUS

FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                                ----------------------------------------
                                   1998       1997      1996    1995(1)
                                ----------  --------  --------  --------
Net Asset Value, Beginning of
  Period......................  $    17.85  $  13.17  $  12.19  $  10.00

Net Investment Income
  (Loss)......................        0.05      0.05      0.02      0.03
Net Realized and Unrealized
  Gains (losses on
  Securities).................       (2.22)     5.74      1.27      2.19

Dividends from Net Investment
  Income......................       (0.04)    (0.05)    (0.01)    (0.03)
Distributions from Realized
  Capital Gains...............       (1.97)    (1.06)    (0.30)       --
                                ----------  --------  --------  --------
Net Asset Value, End of
  Period......................  $    13.67  $  17.85  $  13.17  $  12.19
                                ----------  --------  --------  --------
TOTAL RETURN..................      (13.68)%    47.16%    10.86%    29.38%
                                ----------  --------  --------  --------
Net Assets, End of Period
  (000).......................  $  430,010  $323,337  $163,177  $102,975
                                ----------  --------  --------  --------
                                ----------  --------  --------  --------

Ratio of Expenses to Average
  Net Assets..................        1.10%     1.11%     1.11%     1.10%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................        0.34%     0.37%     0.15%     0.26%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers)....................        1.10%     1.11%     1.11%     1.12%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (Excluding Waivers).........        0.34%     0.37%     0.15%     0.24%
Portfolio Turnover Rate.......          77%       98%      121%       64%

-------------

(1) Small Cap Value shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.

                                                                   PROSPECTUS 31

                                                            FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                           --------------------------------------------------
                              1998       1997      1996      1995    1994(1)
                           ----------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $    19.32  $  20.51  $  19.88  $  14.04  $  14.67

Net Investment Income
  (Loss).................       (0.08)     0.02     (0.08)    (0.14)    (0.05)
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............       (4.92)     2.64      4.37      5.98      0.07

Dividends from Net
  Investment Income......          --        --        --        --        --
Distributions from
  Realized Capital
  Gains..................       (0.64)    (3.85)    (3.66)       --     (0.65)
                           ----------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $    13.68  $  19.32  $  20.51  $  19.88  $  14.04
                           ----------  --------  --------  --------  --------
TOTAL RETURN.............      (26.53)%    17.23%    26.56%    41.65%     0.23%
                           ----------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $  536,393  $561,414  $380,525  $310,238  $300,296
                           ----------  --------  --------  --------  --------
                           ----------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....        1.10%     1.10%     1.10%     1.10%     1.01%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....       (0.56)%    (0.60)%    (0.63)%    (0.60)%    (0.51)%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....        1.10%     1.10%     1.11%     1.13%     1.11%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....       (0.56)%    (0.60)%    (0.64)%    (0.63)%    (0.61)%
Portfolio Turnover
  Rate...................         128%      107%      167%      113%       97%

-------------

(1)  Small Cap Growth Class A shares were offered beginning April 20, 1992.

32 PROSPECTUS

FINANCIAL HIGHLIGHTS

MID-CAP FUND -- CLASS A SHARES

                                   PERIODS ENDED SEPTEMBER 30:
                           --------------------------------------------
                            1998     1997     1996     1995    1994(1)
                           -------  -------  -------  -------  --------
Net Asset Value,
  Beginning of Period....  $ 19.56  $ 14.96  $ 13.04  $ 10.89  $  12.10

Net Investment Income
  (Loss).................     0.13     0.13     0.18     0.01      0.01
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............    (2.67)    5.86     1.89     2.14     (0.98)

Dividends from Net
  Investment Income......    (0.15)   (0.14)   (0.15)      --     (0.01)
Distributions from
  Realized Capital
  Gains..................    (2.87)   (1.25)      --       --     (0.23)
                           -------  -------  -------  -------  --------
Net Asset Value, End of
  Period.................  $ 14.00  $ 19.56  $ 14.96  $ 13.04  $  10.89
                           -------  -------  -------  -------  --------
TOTAL RETURN.............   (15.41)%   43.13%   16.03%   19.78%    (8.10)%
                           -------  -------  -------  -------  --------
Net Assets, End of Period
  (000)..................  $35,160  $35,047  $24,954  $27,898  $108,002
                           -------  -------  -------  -------  --------
                           -------  -------  -------  -------  --------

Ratio of Expenses to
  Average Net Assets.....     1.00%    0.93%    0.77%    0.94%     0.93%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....     0.93%    0.79%    1.28%    0.04%     0.03%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....     1.00%    0.94%    0.88%    1.09%     1.06%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....     0.93%    0.78%    1.17%   (0.11)%    (0.10)%
Portfolio Turnover
  Rate...................      106%      92%     101%     108%       89%

-------------

(1)  Mid-Cap Class A shares were offered beginning February 16, 1993.

                                                                   PROSPECTUS 33

                                                            FINANCIAL HIGHLIGHTS

CAPITAL APPRECIATION FUND -- CLASS A SHARES

                                     PERIODS ENDED SEPTEMBER 30:
                           ------------------------------------------------
                             1998      1997      1996      1995      1994
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $  18.20  $  18.14  $  16.70  $  15.18  $  16.36

Net Investment Income
  (Loss).................      0.16      0.21      0.20      0.22      0.24
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............      0.92      4.65      3.18      2.42     (0.22)

Dividends from Net
  Investment Income......     (0.16)    (0.22)    (0.17)    (0.23)    (0.25)
Distributions from
  Realized Capital
  Gains..................     (5.11)    (4.58)    (1.77)    (0.89)    (0.95)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $  14.01  $  18.20  $  18.14  $  16.70  $  15.18
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      7.08%    34.02%    22.14%    19.03%    (0.11)%
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $118,741  $164,238  $236,581  $310,693  $729,100
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....      0.84%     0.84%     0.84%     0.84%     0.79%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....      1.03%     1.20%     1.20%     1.39%     1.45%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....      0.89%     0.89%     0.86%     0.89%     0.84%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....      0.98%     1.15%     1.18%     1.34%     1.40%
Portfolio Turnover
  Rate...................       238%      178%      153%      107%      109%

34 PROSPECTUS

FINANCIAL HIGHLIGHTS

EQUITY INCOME FUND -- CLASS A SHARES

                                     PERIODS ENDED SEPTEMBER 30:
                           ------------------------------------------------
                             1998      1997      1996      1995      1994
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $  18.02  $  16.40  $  16.07  $  14.06  $  15.00

Net Investment Income
  (Loss).................      0.41      0.39      0.49      0.55      0.51
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............     (0.09)     4.33      2.20      2.48     (0.38)

Dividends from Net
  Investment Income......     (0.38)    (0.42)    (0.41)    (0.55)    (0.50)
Distributions from
  Realized Capital
  Gains..................     (3.35)    (2.68)    (1.95)    (0.47)    (0.57)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $  14.61  $  18.02  $  16.40  $  16.07  $  14.06
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      1.51%    33.46%    18.17%    23.00%     1.05%
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $116,576  $173,766  $202,823  $250,609  $418,207
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....      0.85%     0.85%     0.83%     0.82%     0.78%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....      1.85%     2.38%     3.00%     3.72%     3.68%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....      0.90%     0.90%     0.86%     0.88%     0.84%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....      1.80%     2.33%     2.97%     3.66%     3.62%
Portfolio Turnover
  Rate...................        66%       40%       43%       47%       28%

                                                                   PROSPECTUS 35

                                                            FINANCIAL HIGHLIGHTS

BALANCED FUND -- CLASS A SHARES

                                   PERIODS ENDED SEPTEMBER 30:
                           -------------------------------------------
                            1998     1997     1996     1995     1994
                           -------  -------  -------  -------  -------
Net Asset Value,
  Beginning of Period....  $ 14.06  $ 13.94  $ 12.76  $ 11.52  $ 12.24

Net Investment Income
  (Loss).................     0.41     0.41     0.42     0.34     0.23
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............     0.80     2.27     1.44     1.34    (0.62)

Dividends from Net
  Investment Income......    (0.40)   (0.42)   (0.34)   (0.34)   (0.22)
Distributions from
  Realized Capital
  Gains..................    (1.70)   (2.14)   (0.34)   (0.10)   (0.11)
                           -------  -------  -------  -------  -------
Net Asset Value, End of
  Period.................  $ 13.17  $ 14.06  $ 13.94  $ 12.76  $ 11.52
                           -------  -------  -------  -------  -------
TOTAL RETURN.............     9.49%   22.38%   15.01%   15.05%   (3.25)%
                           -------  -------  -------  -------  -------
Net Assets, End of Period
  (000)..................  $56,256  $51,195  $57,915  $70,464  $65,480
                           -------  -------  -------  -------  -------
                           -------  -------  -------  -------  -------

Ratio of Expenses to
  Average Net Assets.....     0.75%    0.75%    0.75%    0.75%    0.75%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....     2.90%    3.15%    2.98%    2.92%    2.05%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....     0.80%    0.81%    0.84%    0.90%    0.91%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....     2.85%    3.09%    2.89%    2.77%    1.89%
Portfolio Turnover
  Rate...................      183%     197%     143%     159%     149%

This Fund is offered in conjunction with

The Achievement Funds to afford a convenient range of investment choices to investors.

The Statement of Additional Information includes additional information about the Fund.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You can obtain a free copy of the Fund's Statement of Additional Information and/or free copies of the Fund's most recent annual or semi-annual report by calling 800-472-0577. You may also call 800-472-0577 to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into the prospectus by reference. This means that the SAI, for legal purposes, is part of this prospectus.

Information about the Fund (including the Statement of Additional
Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Reports and other information about the Fund are also available on the Commission's Internet site at http://www.sec.gov.

The Fund's Investment Company Act registration number is 811-4878.

Distributed by
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
800-472-4818

ACH-F-007-05







[LOGO]

The Achievement Funds SEI
Institutional Managed Trust Institutional Prospectus

INSTITUTIONAL
PROSPECTUS

Small Cap Growth Fund

January 31, 1999

The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete. It is a Crime for Anyone to Tell You Otherwise.

    SEI Institutional
    Managed Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class D Shares of the Small Cap Growth Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS GENERAL INFORMATION YOU SHOULD KNOW ABOUT INVESTING IN THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

     SMALL CAP GROWTH FUND................................................2
     THE FUND'S OTHER INVESTMENTS.........................................4
     INVESTMENT ADVISER AND SUB-ADVISERS..................................4
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................6
     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................11
     FINANCIAL HIGHLIGHTS................................................12
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
THE FUND AND GLOBAL ASSET ALLOCATION

STRATEGIES: The Fund has its own distinct risk and reward characteristics, investment objective, policies, and strategies. SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies, and the Fund is designed in part to implement those strategies. Because of the historical lack of correlation between various asset classes, an investment in a portfolio of Funds as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by the Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for this Fund to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    PROSPECTUS 1

                                                                    INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC, and one or more Sub-Advisers manage portions of the Fund's assets and invest those assets in a way they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. SIMC's and the Sub-Advisers' (the "Advisers") judgments about the markets, the economy, or companies, may not anticipate actual market movements, economic conditions or company performance, and these judgements may affect the return on your investment. In fact, no matter how good a job the Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility of the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect Fund investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Fund purchases, which may have an impact on the value of the Fund's shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in common stocks of
                                                    smaller U.S. companies.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, small capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                    PROSPECTUS 3

                                                           SMALL CAP GROWTH FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for six years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Small Cap Growth Portfolio
1993                                 13.32%
1994                                  1.46%
1995                                 39.41%
1996                                 18.75%
1997                                  7.86%
1998                                  5.46%

BEST QUARTER  WORST QUARTER
   28.28%        -24.12%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN ABOVE.

This table compares the Fund's average annual total returns for Class D Shares for the periods ending December 31, 1998, to those of the Frank Russell 2000 Growth Index.

                                                      SINCE INCEPTION
                                     1 YEAR  5 YEARS  (APRIL 29, 1994)
----------------------------------------------------------------------
SMALL CAP GROWTH FUND                 0.17%   12.67%         14.10%
----------------------------------------------------------------------
FRANK RUSSELL 2000 GROWTH INDEX*      1.23%   10.22%       10.40%**
----------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2000 SMALLEST U.S. COMPANIES OUT OF THE 3000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS APRIL 30, 1992.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the shareholders fees and expenses that you may pay if you purchase Fund Shares. You would pay these fees directly from your investment in the Fund.

SHAREHOLDER FEES                                    CLASS D SHARES
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).*                  5.00%

*THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS D
Investment Advisory Fees                              0.65%
Distribution (12b-1) Fees                             0.30%
Other Expenses                                        0.22%
                                                    -------
Total Annual Fund Operating Expenses                 1.46%*

*FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Small Cap Growth Fund Class D    $641    $939    $1,258    $2,159

4 PROSPECTUS

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

THE FUND'S OTHER INVESTMENTS
--------------------------------------------------------------------------------
This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISERS AND SUB-ADVISERS
--------------------------------------------------------------------------------

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises the Advisers and Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to the Fund. As of October 31, 1998, SIMC had approximately $41 billion in assets under management. For the fiscal year ended September 30, 1998, the Fund paid SIMC investment advisory fees as follows:

SMALL CAP GROWTH FUND.............................   .65%

SUB-ADVISERS AND PORTFOLIO MANAGERS

SMALL CAP GROWTH FUND

    FURMAN SELZ CAPITAL MANAGEMENT, LLC: Matthew S. Price and David C. Campbell of Furman Selz Capital Management, LLC ("Furman Selz"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Price and Mr. Campbell have been with Furman Selz for over 5 and 7 years, respectively. Prior to Joining Furman Selz, Mr. Price and Mr. Campbell were Senior Portfolio Managers at Value Line Asset Management.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Arthur E. Nicholas and John Kane of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day-to-day management of the Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.

                                                                    PROSPECTUS 5

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

    ROBERTSON, STEPHENS INVESTMENT MANAGEMENT, L.P.: Jim Callinan of Robertson, Stephens Investment Management, L.P. ("Robertson"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. Callinan is a managing director of Robertson. He joined Robertson in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

    SPYGLASS ASSET MANAGEMENT, INC.: Roger H. Stamper and Stephen Wisneski of Spyglass Asset Management, Inc. ("Spyglass"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Stamper, President of Spyglass, has 14 years of investment experience. Prior to founding Spyglass, Mr. Stamper served as Managing Director of Equities at First of America Investment Management, where he also served as portfolio manager of the $1 billion small cap growth equity product. Mr. Wisneski, Chief Operating Officer, has over 12 years of investment experience. Prior to joining Spyglass, Mr. Wisneski served as portfolio manager on the large cap growth products for First of America Investment Management.

    WALL STREET ASSOCIATES: William Jeffery III, Kenneth F. McCain and Richard
    S. Coons of Wall Street Associates ("WSA") serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Each owns 1/3 of, and is a principal of, WSA. They have an average of 27 years of investment management experience.

6 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Fund.

Class D Shares are available to individual investors, and have the following characteristics:

     - FRONT-END SALES CHARGE
     - HIGHER ANNUAL EXPENSES
     - $1,000 MINIMUM INITIAL INVESTMENT

For Class D Shares, the minimum initial investment for IRAs is $500. If you participate in the Systematic Investment Plan, the minimum initial investment is $250. Additional investments into Class D Shares must be at least $100 ($25 per month for the Systematic Investment Plan).

PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

You may purchase Class D Shares directly from the Fund by:
- mail
- telephone
- wire, or
- Automated Clearing House (ACH).

To purchase shares directly from the Fund, please call 1-800-DIAL-SEI. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Your financial institution may charge you fees for its services.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order plus the applicable front-end sales charge. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUND CALCULATES NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days

                                                                    PROSPECTUS 7

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

when the Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES
To purchase Class D Shares of the Fund for the first time, you must invest at least $1,000 in the Fund ($500 for retirement plans). To purchase additional Class D Shares of the Fund, you must invest at least $100. The Fund may accept investments of smaller amounts at its discretion.

ADDITIONAL CLASS D PURCHASE INFORMATION

SYSTEMATIC INVESTMENT PLAN
If you have a checking or savings account with certain banks, you may purchase Class D Shares automatically through regular deductions from your account. Please call 1-800-DIAL-SEI for information regarding participating banks. You may make regularly scheduled investments from $25 up to $100,000 once or twice a month. The Systematic Investment Plan is subject to minimum initial purhcase amounts and the Distributor may close your account if you do not maintain a minimum balance.

SALES CHARGES

FRONT-END SALES CHARGES
The offering price of Class D Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment, as shown in the following table:

                                          YOUR SALES CHARGE    YOUR SALES CHARGE
                                           AS A PERCENTAGE    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:                    OF OFFERING PRICE   YOUR NET INVESTMENT
LESS THAN $50,000.......................        5.00%                5.26%
$50,000 BUT LESS THAN $100,000..........        4.50%                4.71%
$100,000 BUT LESS THAN $250,000.........        3.50%                3.63%
$250,000 BUT LESS THAN $500,000.........        2.50%                2.56%
$500,000 BUT LESS THAN $1,000,000.......        2.00%                2.04%
$1,000,000 BUT LESS THAN $2,000,000.....        1.00%                1.01%
$2,000,000 BUT LESS THAN $4,000,000.....         .50%                 .50%
$4,000,000 AND OVER.....................         NONE                 NONE

WAIVER OF FRONT-END SALES CHARGE
The front-end sales charge will be waived on Class D Shares of the Small Cap Growth Fund purchased:
- issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party;
- sold to dealers or brokers that have a sales agreement with the Distributor ("participating broker-dealers"), for their own account or for retirement plans for employees or sold to present employees of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account;
- sold to present employees of SEI or one of its affiliates, or of any entity which is a current service provider to the Trust;
- sold to tax-exempt organizations enumerated in Section 501(c) of the Code or qualified employee benefit plans created under Section 401, 403(b)(7) or 457 of the Code but not IRAs or SEPs;

8 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

- sold to fee-based clients of banks, financial planners and investment advisers;
- sold to clients of trust companies and bank trust departments;
- sold to trustees and officers of the Trust;
- purchased with proceeds from the recent redemption (within 60 days) of shares of Class D shares of SEI Tax Exempt Trust, SEI International Trust or SEI Liquid Asset Trust (each an "SEI Fund");
- purchased with the proceeds from the recent redemption of shares of a mutual fund with similar investment objectives and policies for which a front-end sales charge was paid (this offer will be extended, to cover shares on which a deferred sales charge was paid, if permitted under a regulatory authorities' interpretation of applicable law);
- sold to participants or members of certain affinity groups, such as trade associations or membership organizations, which have entered into arrangements with the Distributor; or
- sold to persons participating in certain financial services programs offered by the bank affiliates of First Security Corporation.

The Fund may also enter into waiver arrangements with various other financial intermediaries who sell Class D Shares of the Fund.

Purchases of Class D Shares of different SEI Funds will be aggregated for purposes of determining sales charge reductions.

REPURCHASE OF CLASS D SHARES
You may purchase any amount of Class D Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class D Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 60 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge.

To exercise this privilege, the Fund must receive your purchase order within 60 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES

    RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class D Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class D Shares you purchased previously for: (i) your account, (ii) your spouse's account,
    (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class D Shares purchased previously for which you paid a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE FUND FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

    LETTER OF INTENT. You may purchase Class D Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class D Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class D Shares sold subject to a sales charge. As a result, Class D Shares purchased with dividends of distributions will not be included in the calculation. To be entitled to a

                                                                    PROSPECTUS 9

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

    reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. Class D Shares purchased with dividends or distributions will not be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

    You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

    COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class D Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class D Shares you purchase with a Letter of Intent.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
If you own shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with certain banks, electronically transferred to your account. Please call 1-800-DIAL-SEI for information regarding banks that participate in the Systematic Withdrawal Plan.

RECEIVING YOUR MONEY
Normally, the Fund will send your sale proceeds within three Business Days after the Fund receives your request, but it may take up to seven Business Days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND
The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

10 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum of $1,000 for Class D Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange Class D Shares of the Fund for Class D Shares of any other SEI Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.

The Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution fees for the sale and distribution of its Class D Shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution (Rule 12b-1) fee is .30% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling Class D Shares of the Fund.

                                                                   PROSPECTUS 11

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund uses a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

12 PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class D Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the Fund's annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SMALL CAP GROWTH FUND-- CLASS D SHARES

                                         PERIOD ENDED
                                         SEPTEMBER 30
                           ----------------------------------------
                            1998    1997    1996    1995   1994(1)
                           ------  ------  ------  ------  --------
Net Asset Value,
  Beginning of Period....  $18.99  $20.29  $19.78  $13.99   $14.04

Net Investment Income
  (Loss).................   (0.14)  (0.11)  (0.07)  (0.09)   (0.02)
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............   (4.81)   2.66    4.24    5.88    (0.03)

Dividends from Net
  Investment Income......      --      --      --      --       --
Distributions from
  Realized Capital
  Gains..................   (0.64)  (3.85)  (3.66)     --       --
                           ------  ------  ------  ------  --------
Net Asset Value, End of
  Period.................   13.40   18.99   20.29   19.78    13.99
                           ------  ------  ------  ------  --------
TOTAL RETURN*............  (26.74)%  16.80  26.01   41.44    (3.02)
                           ------  ------  ------  ------  --------
Net Assets, End of Period
  (000)..................  $1,951  $2,202  $1,826  $  786   $  171
                           ------  ------  ------  ------  --------
                           ------  ------  ------  ------  --------

Ratio of Expenses to
  Average Net Assets.....    1.46%   1.46    1.49    1.50     1.49
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....   (0.92)%  (0.95)  (1.02)  (1.03)   (0.92)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....    1.46%   1.46    1.49    1.55     1.52
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....   (0.92)%  (0.95)  (1.02)  (1.08)   (0.95)
Portfolio Turnover
  Rate...................     128%    107     167     113       97

-------------

*    Sales load is not reflected in total return.
(1) Small Cap Growth Fund Class D shares were offered beginning May 2, 1994. All ratios including total returns for that period have been annualized.

This Fund is offered in conjunction with The Achievement Funds to afford a convenient range of investment choices to investors.

The Statement of Additional Information includes additional information about the Fund.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

You can obtain a free copy of the Fund's Statement of Additional Information and/or free copies of the Fund's most recent annual or semi-annual report by calling
800-472-0577. You may also call 800-472-0577 to request
other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into the prospectus by reference. This means that the SAI, for legal purposes, is part of this prospectus.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Reports and other information about the Fund are also available on the Commission's Internet site at http://www.sec.gov.

The Fund's Investment Company Act registration number is 811-4878.


Distributed by
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
800-472-0577

ACH-F-010-05

THE
 ACHIEVEMENT
  FUNDS -Registered Trademark-
  For Your Life's Journey




THE ACHIEVEMENT FUNDS
SEI INSTITUTIONAL MANAGED TRUST

RETAIL
PROSPECTUS

Small Cap Growth Fund

                       January 31, 1999

The Securities and Exchange
Commission has not approved
any Fund shares or determined
whether this prospectus is
accurate or complete. It is a
Crime for Anyone to Tell
You Otherwise.

    SEI Institutional
    Managed Trust
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS GENERAL INFORMATION YOU SHOULD KNOW ABOUT INVESTING IN THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

     LARGE CAP VALUE FUND.................................................2
     LARGE CAP GROWTH FUND................................................4
     TAX-MANAGED LARGE CAP FUND...........................................6
     SMALL CAP VALUE FUND.................................................8
     SMALL CAP GROWTH FUND...............................................10
     MID-CAP FUND........................................................12
     CAPITAL APPRECIATION FUND...........................................14
     EQUITY INCOME FUND..................................................16
     BALANCED FUND.......................................................18
     THE FUNDS' OTHER INVESTMENTS........................................20
     INVESTMENT ADVISER AND SUB-ADVISERS.................................20
     PURCHASING, SELLING AND EXCHANGING FUND SHARES......................24
     DIVIDENDS, DISTRIBUTIONS AND TAXES..................................26
     FINANCIAL HIGHLIGHTS................................................27
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED
     TRUST.......................................................Back Cover

--------------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION

STRATEGIES: Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and certain of the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each portfolio. Some Funds may have extremely volatile returns. Because of the historical lack of correlation between various asset classes, an investment in a portfolio of Funds as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    PROSPECTUS 1

                                 INTRODUCTION -- INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, and one or more Sub-Advisers manage portions of each Fund's assets and invest those assets in a way they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for each Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers (the "Advisers") judgments about the markets, the economy, or companies, may not anticipate actual market movements, economic conditions or company performance, and these judgements may affect the return on your investment. In fact, no matter how good a job the Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follows. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund's holdings are diversified.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. In addition, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term growth of capital and income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in large cap
                                                    income-producing U.S. common stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                    PROSPECTUS 3

                                                            LARGE CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SIMT Large Cap Value Portfolio
1995                               37.75%
1996                               20.45%
1997                               36.74%
1998                               11.35%

BEST QUARTER  WORST QUARTER
   16.58%        -13.61%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 1000 Value Index.

                                                   SINCE INCEPTION
                                                    (OCTOBER 31,
                                          1 YEAR       1994)*
-------------------------------------------------------------------
LARGE CAP VALUE FUND                      11.35%        24.01%
-------------------------------------------------------------------
FRANK RUSSELL 1000 VALUE INDEX**          15.63%        25.65%***
-------------------------------------------------------------------

* PRIOR TO OCTOBER 31, 1994, THE FUND WAS ADVISED BY A DIFFERENT INVESTMENT ADVISER AND PERFORMANCE FOR THAT PERIOD IS NOT SHOWN.
** AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
*** THE INCEPTION DATE FOR THE INDEX IS OCTOBER 31, 1994.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.35%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.50%
                                                    ----------
Total Annual Fund Operating Expenses                     0.85%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Large Cap Value Fund Class A     $87     $271     $471     $1,049

4 PROSPECTUS

LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in large cap U.S.
                                                    common stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                    PROSPECTUS 5

                                                           LARGE CAP GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SIMT Large Cap Growth
1995                        35.50%
1996                        22.70%
1997                        34.76%
1998                        38.80%

BEST QUARTER  WORST QUARTER
   29.31%        -11.56%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 1000 Growth Index.

                                                        SINCE
                                                      INCEPTION
                                                    (DECEMBER 20,
                                          1 YEAR        1994)
--------------------------------------------------------------------
LARGE CAP GROWTH FUND                     38.80%        32.74%
--------------------------------------------------------------------
FRANK RUSSELL 1000 GROWTH INDEX*          38.71%        32.78%**
--------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS DECEMBER 31, 1994.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.50%
                                                    ----------
Total Annual Fund Operating Expenses                     0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

LARGE CAP GROWTH FUND-- CLASS A SHARES               .85%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Large Cap Growth Fund Class A    $92     $287     $498     $1,108

6 PROSPECTUS

TAX-MANAGED LARGE CAP FUND

FUND SUMMARY

INVESTMENT GOAL                                     High long-term after-tax returns
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers, the Fund seeks
                                                    long-term capital appreciation while minimizing
                                                    the current tax impact to shareholders by buying
                                                    and holding large cap U.S. common stocks with
                                                    lower dividend yields.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Tax-Managed Large Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion with the expectation of holding these securities for a period of ten years. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers attempt to minimize taxes by using a "buy and hold" strategy, and through such techniques as investing in companies that pay relatively low dividends; selling stocks with the highest tax cost first; and offsetting losses against gains where possible. To protect against loss of value during periods of market decline, the Sub-Advisers may use a variety of hedging techniques, such as buying put options, selling index futures, short selling "against the box" and entering into equity swaps.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. However, efforts to protect against market declines may not succeed because hedging activities also involve risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

                                                                    PROSPECTUS 7

                                                      TAX-MANAGED LARGE CAP FUND

PERFORMANCE INFORMATION

The table compares the Fund's total return for the period from inception (March 4, 1998) through December 31, 1998, to those of the Frank Russell 1000 Index:

TAX-MANAGED LARGE CAP FUND                          19.85%
----------------------------------------------------------
FRANK RUSSELL 1000 INDEX*                           17.69%**
----------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 INDEX IS A WIDELY RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1000 LARGEST U.S. COMPANIES.

** THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1998.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                    CLASS A
Investment Advisory Fees                              0.40%
Distribution (12b-1) Fees                              None
Other Expenses                                        0.50%
                                                    -------
Total Annual Fund Operating Expenses                  0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

TAX-MANAGED LARGE CAP FUND-- CLASS A SHARES          .85%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Tax-Managed Large Cap Fund
  Class A                        $92     $287     $498     $1,108

8 PROSPECTUS

SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    value style, the Fund invests in common stocks of
                                                    smaller U.S. companies.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Value Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, small capitalization value stocks, may underperform other equity market segments or the equity markets as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                    PROSPECTUS 9

                                                            SMALL CAP VALUE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year for four years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Small Cap Value
1995                      18.21%
1996                      22.13%
1997                      35.11%
1998                      -2.84%

BEST QUARTER  WORST QUARTER
   16.33%        -19.78%
 (6/30/97)      (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 2000 Value Index.

                                                      SINCE
                                                    INCEPTION
                                                  (DECEMBER 20,
                                          1 YEAR      1994)
---------------------------------------------------------------
SMALL CAP VALUE FUND                      (2.84%)     18.00%
---------------------------------------------------------------
FRANK RUSSELL 2000 VALUE INDEX*           (6.45%)     17.99%**
---------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2000 SMALLEST COMPANIES OUT OF THE 3000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

** THE INCEPTION DATE FOR THE INDEX IS DECEMBER 31, 1994.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.65%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.45%
                                                    ----------
Total Annual Fund Operating Expenses                     1.10%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Small Cap Value Fund Class A     $112    $350     $606     $1,340

10 PROSPECTUS

SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing multiple sub-advisers that manage in a
                                                    growth style, the Fund invests in common stocks of
                                                    smaller U.S. companies.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Small Cap Growth Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, small capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 11

                                                           SMALL CAP GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Small Cap Growth Portfolio
1993                                 13.32%
1994                                  1.74%
1995                                 39.93%
1996                                 19.14%
1997                                  8.38%
1998                                  5.59%

BEST QUARTER  WORST QUARTER
   28.29%        -24.08%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998, to those of the Frank Russell 2000 Growth Index.

                                                       SINCE
                                                     INCEPTION
                                               5     (APRIL 20,
                                     1 YEAR  YEARS     1992)
---------------------------------------------------------------
SMALL CAP GROWTH FUND                 5.59%  14.19%    17.34%
---------------------------------------------------------------
FRANK RUSSELL 2000 GROWTH INDEX*      1.23%  10.22%    10.40%**
---------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 2000 SMALLEST COMPANIES OUT OF THE 3000 LARGEST U.S. COMPANIES WITH HIGHER GROWTH RATES AND PRICE-TO-BOOK RATIOS.

** THE INCEPTION DATE FOR THE INDEX IS APRIL 30, 1992.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.65%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.45%
                                                    ----------
Total Annual Fund Operating Expenses                     1.10%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Small Cap Growth Fund Class A    $112    $350     $606     $1,340

12 PROSPECTUS

MID-CAP FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser that manages in a core
                                                    style, the Fund invests in mid-cap U.S. common
                                                    stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Mid-Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of between $500 million and $5 billion. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser, in managing the Fund's assets, selects stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions. The Fund is diversified as to issuers and industries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its particular market segment, mid-cap common stocks, may underperform other equity market segments or the equity markets as a whole. The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

                                                                   PROSPECTUS 13

                                                                    MID-CAP FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SIMT Mid-Cap Portfolio
1994                       -10.79%
1995                        23.04%
1996                        26.66%
1997                        31.88%
1998                         3.30%

BEST QUARTER  WORST QUARTER
   21.81%        -22.08%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell Mid-Cap Index.

                                                           SINCE
                                                         INCEPTION
                                                       (FEBRUARY 16,
                                     1 YEAR  5 YEARS       1993)
--------------------------------------------------------------------
MID-CAP FUND                          3.30%    13.63%      15.08%
--------------------------------------------------------------------
FRANK RUSSELL MID-CAP INDEX*         10.10%    17.34%      16.96%**
--------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL MID-CAP INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 800 SMALLEST U.S. COMPANIES OUT OF THE 1000 LARGEST U.S. COMPANIES.

** THE INCEPTION DATE FOR THE INDEX IS FEBRUARY 28, 1993.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.60%
                                                    ----------
Total Annual Fund Operating Expenses                     1.00%*

* FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISERS" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Mid-Cap Fund Class A             $102    $318     $552     $1,225

14 PROSPECTUS

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    undervalued securities, the Fund invests in U.S.
                                                    common stocks and convertible securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and convertible securities issued by U.S. companies of various market capitalizations. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In managing the Fund, the Sub-Adviser selects stocks and convertible securities of companies it sees as undervalued based on their background, industry position, historical returns, and management. The Sub-Adviser will rotate the Fund's holdings between various market sectors based on its view of economic factors and the overall business cycle.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, U.S. value stocks, may underperform other equity market segments or the equity markets as a whole.

The convertible securities the Fund owns have characteristics of both fixed income and equity securities. The value of these convertible securities tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuers and any call provisions.

The smaller capitalization companies the Fund invested in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 15

                                                       CAPITAL APPRECIATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   SIMT Capital Appreciation
                                   Portfolio
1989                                  35.47%
1990                                   0.01%
1991                                  35.11%
1992                                   7.74%
1993                                   9.20%
1994                                  -7.53%
1995                                  30.78%
1996                                  20.93%
1997                                  31.69%
1998                                  28.72%

BEST QUARTER  WORST QUARTER
   23.57%        -13.16%
 (12/31/98)     (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the S&P 500 Composite Index.

                                                              SINCE
                                                            INCEPTION
                                                            (MARCH 1,
                                1 YEAR  5 YEARS  10 YEARS     1988)
---------------------------------------------------------------------
CAPITAL APPRECIATION FUND       28.72%   19.91%    18.23%     17.32%
---------------------------------------------------------------------
S&P 500 COMPOSITE INDEX*        28.60%   24.05%    19.19%     18.48%**
---------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 COMPOSITE INDEX IS A WIDELY-RECOGNIZED, MARKET-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF THE 500 STOCKS DESIGNED TO MIMIC THE OVERALL MARKET'S INDUSTRY WEIGHTINGS. MOST, BUT NOT ALL, LARGE CAPITALIZATION STOCKS ARE IN THE INDEX. THERE ARE ALSO SOME SMALL CAPITALIZATION STOCKS IN THE INDEX. STOCKS INCLUDED IN THE INDEX ARE MOSTLY NYSE LISTED COMPANIES, WITH SOME AMEX AND NASDAQ STOCK MARKET STOCKS.
** THE INCEPTION DATE FOR THE INDEX IS MARCH 31, 1988.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.49%
                                                    ----------
Total Annual Fund Operating Expenses                     0.89%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

CAPITAL APPRECIATION FUND-- CLASS A SHARES           .84%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Capital Appreciation Fund
  Class A                        $91     $284     $493     $1,096

16 PROSPECTUS

EQUITY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and moderate capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing a sub-adviser experienced in selecting
                                                    stocks with above-average dividend yield, the Fund
                                                    invests in dividend-paying U.S. common stocks.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Equity Income Fund invests primarily in common stocks of U.S. companies that historically have paid dividends and that have a current dividend yield that is higher than the stocks in the Standard & Poor's 500 Index. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In managing the assets of the fund, the Sub-Adviser selects stocks that meet its dividend and yield criteria. The Fund is diversified as to issuers and industries.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its principal market segment, dividend-paying U.S. stocks, may underperform other equity market segments or the equity markets as a whole.

                                                                   PROSPECTUS 17

                                                              EQUITY INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SIMT Equity Income Portfolio
1989                             25.08%
1990                             -8.94%
1991                             30.63%
1992                             10.02%
1993                             13.16%
1994                             -0.23%
1995                             36.07%
1996                             16.61%
1997                             27.96%
1998                             16.12%

BEST QUARTER  WORST QUARTER
   17.43%        -15.00%
 (3/31/91)      (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998, to those of the Frank Russell 1000 Value Index.

                                                              SINCE
                                                            INCEPTION
                                                            (JUNE 2,
                                1 YEAR  5 YEARS  10 YEARS     1988)
---------------------------------------------------------------------
EQUITY INCOME FUND              16.12%   18.66%    15.86%     15.68%
---------------------------------------------------------------------
FRANK RUSSELL 1000 VALUE
  INDEX*                        15.63%   20.86%    17.42%     17.42%**
---------------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE FRANK RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1000 LARGEST U.S. COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS.
** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1988.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.50%
                                                    ----------
Total Annual Fund Operating Expenses                     0.90%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

EQUITY INCOME FUND-- CLASS A SHARES                  .85%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Equity Income Fund Class A       $92     $287     $498     $1,108

18 PROSPECTUS

BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL                                     Total return with preservation of capital
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Utilizing an experienced sub-adviser, the Fund
                                                    balances its investment between U.S. common stocks
                                                    and fixed income securities.
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Balanced Fund invests primarily in a balanced portfolio of common stocks and intermediate maturity investment grade fixed income securities, including government and corporate securities. The Fund utilizes a specialist Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Adviser seeks total return in all market environments by purchasing a combination of common stocks that produce income and fixed income securities, and will attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities of varying maturities. Under normal market conditions, the Fund's fixed income securities will have an average maturity of approximately 5 years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs (and thus lower performance) and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. In fact, since the Fund will always have a portion of its assets in fixed income securities, it may not perform as well during periods of stock market appreciation as funds that invest only in stocks.

                                                                   PROSPECTUS 19

                                                                   BALANCED FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SIMT Balanced Portfolio
1991                        15.85%
1992                        13.34%
1993                         7.91%
1994                        -6.59%
1995                        24.34%
1996                        13.49%
1997                        20.98%
1998                        19.52%

BEST QUARTER  WORST QUARTER
   11.81%        -4.62%
 (12/31/98)     (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

This table compares the Fund's average annual total returns for the periods ending December 31, 1998. to those of the S&P 500 Composite Index and the Lehman Government/Corporate Bond Index.

                                                        SINCE
                                                      INCEPTION
                                                      (AUGUST 7,
                                     1 YEAR  5 YEARS    1990)
----------------------------------------------------------------
BALANCED FUND                        19.52%   13.77%    12.93%
----------------------------------------------------------------
S&P 500 COMPOSITE INDEX*             28.60%   24.05%    19.06%**
----------------------------------------------------------------
LEHMAN BROTHERS GOVERNMENT/
  CORPORATE BOND INDEX*               9.47%    7.30%     9.07%**
----------------------------------------------------------------

* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, MARKET-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF THE 500 STOCKS DESIGNED TO MIMIC THE OVERALL MARKET'S INDUSTRY WEIGHTINGS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT SECURITIES, YANKEE BONDS, AND NON-CONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR.
** THE INCEPTION DATE FOR THE S&P 500 COMPOSITE INDEX AND THE LEHMAN BROTHERS GOVENMENT/CORPORATE BOND INDEX IS AUGUST 31, 1990.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                     CLASS A
Investment Advisory Fees                                 0.40%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.40%
                                                    ----------
Total Annual Fund Operating Expenses                     0.80%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF ITS FEE IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

BALANCED FUND-- CLASS A SHARES                       .75%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Balanced Fund Class A            $82     $255     $444      $990

20 PROSPECTUS

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

THE FUNDS' OTHER INVESTMENTS
This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS, SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises the Advisers and Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to each Fund. As of October 31, 1998, SIMC had approximately $41 billion in assets under management. For the fiscal year ended September 30, 1998, the Funds paid SIMC investment advisory fees as follows:

LARGE CAP VALUE FUND..............................   .35%
LARGE CAP GROWTH FUND.............................   .35%
TAX-MANAGED LARGE CAP FUND........................   .40%
SMALL CAP VALUE FUND..............................   .65%
SMALL CAP GROWTH FUND.............................   .65%
MID-CAP FUND......................................   .40%
CAPITAL APPRECIATION FUND.........................   .35%
EQUITY INCOME FUND................................   .35%
BALANCED FUND.....................................   .35%

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP VALUE FUND

    LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of .20% of the average monthly market value of the assets of the Fund managed by LSV.

    MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

                                                                   PROSPECTUS 21

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

    SANFORD C. BERNSTEIN & CO., INC.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers of a portion of the assets of the Large Cap Value Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer--Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

LARGE CAP GROWTH FUND

    ALLIANCE CAPITAL MANAGEMENT L.P.: A committee of investment professionals at Alliance Capital Management L.P. manages a portion of the assets of the Large Cap Growth Fund.

    PROVIDENT INVESTMENT COUNSEL, INC.: George E. Handtmann III and Jeffrey J. Miller of Provident Investment Counsel, Inc. ("Provident"), serve as portfolio managers of a portion of the assets of the Large Cap Growth Fund. Mr. Handtmann has been with Provident since 1982, and Mr. Miller has been with Provident since 1972.

    TCW FUNDS MANAGEMENT INC.: Glen E. Bickerstaff of TCW Funds Management Inc. ("TCW") serves as portfolio manager of a portion of the assets of the Large Cap Growth Fund. Mr. Bickerstaff is a Managing Director of TCW, and has over 18 years of investment experience dedicated to investing large cap growth securities. Mr. Bickerstaff joined TCW in May, 1998 after 10 years at Transamerica Investment Services, where he served as Vice President and Senior Portfolio Manager.

TAX-MANAGED LARGE CAP FUND

    ALLIANCE CAPITAL MANAGEMENT L.P.: A committee of investment professionals at Alliance Capital Management L.P. provides investment advice to the Tax-Managed Large Cap Fund.

    MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers for a portion of the Tax-Managed Large Cap Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

    SANFORD C. BERNSTEIN & CO., INC.: Lewis A. Sanders and Marilyn Goldstein Fedak of Sanford C. Bernstein & Co., Inc. ("Bernstein"), serve as portfolio managers for a portion of the Tax-Managed Large Cap Fund. Mr. Sanders has been employed by Bernstein since 1969, and is currently Chairman of the Board, Chief Executive Officer, and a Director of Bernstein. Ms. Fedak, Chief Investment Officer -- Large Capitalization Domestic Equities and a Director of Bernstein, has been employed by Bernstein since 1984.

SMALL CAP VALUE FUND

    1838 INVESTMENT ADVISORS, L.P.: Edwin B. Powell, J. Kelly Flynn and Cynthia
    R. Axelrod of 1838 Investment Advisors, L.P. ("1838"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Prior to joining 1838, Mr. Powell managed small cap equity funds for Provident Capital Management from 1987 to 1994. Mr. Flynn, a Director of 1838, has over five years of experience in the investment business. Prior to joining 1838 in 1997, Mr. Flynn was in the Investment Banking Division at CS First Boston and was an Associate of the Edgewater Private Equity Fund. Mr. Flynn has also worked in the Equities Division of Goldman, Sachs & Co. Prior to joining 1838 in 1995, Ms. Axelrod was with Friess Associates from 1992 to 1995.

    BOSTON PARTNERS ASSET MANAGEMENT, L.P.: Wayne J. Archambo, C.F.A., of Boston Partners Asset Management, L.P. ("BPAM"), serves as portfolio manager of a portion of the assets of the Small Cap Value Fund. He has been employed by BPAM since its organization, and has 14 years experience investing in equities. Prior to joining BPAM, Mr. Archambo was employed at The Boston Company Asset Management, Inc. ("TBCAM"), from 1989 through April 1995. He created TBCAM's small cap value product in 1992.

22 PROSPECTUS

INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

    LSV ASSET MANAGEMENT, L.P.: Josef Lakonishok, Andrei Shleifer and Robert Vishny of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. They are officers and partners of LSV. An affiliate of SIMC owns a majority interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of .50% of the average monthly market value of the assets of the Fund managed by LSV.

    MELLON EQUITY ASSOCIATES, LLP: William P. Rydell and Robert A. Wilk of Mellon Equity Associates, LLP ("Mellon Equity"), serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Mr. Rydell is the President and Chief Executive Officer of Mellon Equity, and has been managing individual and collective portfolios at Mellon Equity since 1982. Mr. Wilk is a Senior Vice President and Portfolio Manager of Mellon Equity, and has been involved with securities analysis, quantitative research, asset allocation, trading, and client services at Mellon Equity since April 1990.

SMALL CAP GROWTH FUND

    FURMAN SELZ CAPITAL MANAGEMENT, LLC: Matthew S. Price and David C. Campbell of Furman Selz Capital Management, LLC ("Furman Selz"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Price and Mr. Campbell have been with Furman Selz for over 5 and 7 years, respectively. Prior to Joining Furman Selz, Mr. Price and Mr. Campbell were Senior Portfolio Managers at Value Line Asset Management.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Arthur E. Nicholas and John Kane of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Nicholas is the founder and Chief Investment Officer of the firm. Under the supervision of Mr. Nicholas, the U.S. Systematic team is responsible for the day-to-day management of the Small Cap Growth Fund's assets. Mr. Kane is the lead portfolio manager of the U.S. Systematic team. He has been a fund manager and investment team leader since June 1994. Prior to joining Nicholas-Applegate, he had 25 years of investment/economics experience with ARCO Investment Management Company and General Electric Company.

    ROBERTSON, STEPHENS INVESTMENT MANAGEMENT, L.P.: Jim Callinan of Robertson, Stephens Investment Management, L.P. ("Robertson"), serves as portfolio manager of a portion of the assets of the Small Cap Growth Fund. Mr. Callinan is a managing director of Robertson. He joined Robertson in June 1996 after nine years at Putnam Investments ("Putnam") in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.

    SPYGLASS ASSET MANAGEMENT, INC.: Roger H. Stamper and Stephen Wisneski of Spyglass Asset Management, Inc. ("Spyglass"), serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Mr. Stamper, President of Spyglass, has 14 years of investment experience. Prior to founding Spyglass, Mr. Stamper served as Managing Director of Equities at First of America Investment Management, where he also served as portfolio manager of the $1 billion small cap growth equity product. Mr. Wisneski, Chief Operating Officer, has over 12 years of investment experience. Prior to joining Spyglass, Mr. Wisneski served as portfolio manager on the large cap growth products for First of America Investment Management.

    WALL STREET ASSOCIATES: William Jeffery III, Kenneth F. McCain and Richard
    S. Coons of Wall Street Associates ("WSA") serve as portfolio managers of a portion of the assets of the Small Cap Growth Fund. Each owns 1/3 of, and is a principal of, WSA. They have an average of 27 years of investment management experience.

MID-CAP FUND

    MARTINGALE ASSET MANAGEMENT, L.P.: William Jacques of Martingale Asset Management, L.P. ("Martingale"), serves as portfolio manager for the Mid-Cap Fund. Mr. Jacques is an Executive Vice President and has been with Martingale since 1987.

                                                                   PROSPECTUS 23

                         INVESTMENT ADVISER, SUB-ADVISERS AND PORTFOLIO MANAGERS

CAPITAL APPRECIATION FUND

    STI CAPITAL MANAGEMENT, N.A.: Anthony Gray of STI Capital Management, N.A. ("STI"), serves as portfolio manager for the Capital Appreciation Fund. Mr. Gray is Chairman and Chief Investment Officer for STI. Prior to establishing STI as a separate entity within the SunTrust organization in 1989, Mr. Gray served as director of Equity Investments for the bank's trust assets.

EQUITY INCOME FUND

    HIGHMARK CAPITAL MANAGEMENT, INC.: A committee of investment professionals at HighMark Capital Management, Inc., provides investment advice to the Equity Income Fund.

BALANCED FUND

    STI CAPITAL MANAGEMENT, N.A.: Anthony Gray of STI Capital Management, N.A. ("STI"), serves as portfolio manager for the Balanced Fund. Mr. Gray is Chairman and Chief Investment Officer for STI. Prior to establishing STI as a separate entity within the SunTrust organization in 1989, Mr. Gray served as director of Equity Investments for the bank's trust assets.

24 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

The Funds offer Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL- SEI.

PURCHASING FUND SHARES

HOW TO PURCHASE FUND SHARES
You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.

To purchase shares directly from the Funds, please call 1-800-DIAL-SEI. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

Certain investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Your financial institution may charge you fees for its services.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV
NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES
To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund. The Funds may accept investments of smaller amounts at the Funds discretion.

SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES
Holders of Class A Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

                                                                   PROSPECTUS 25

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven Business Days. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS
DAYS).

REDEMPTIONS IN KIND
The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

EXCHANGING FUND SHARES

HOW TO EXCHANGE YOUR SHARES
You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to.25%.

26 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                   PROSPECTUS 27

                                                            FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

LARGE CAP VALUE FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                           --------------------------------------------------
                              1998       1997      1996      1995      1994
                           ----------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $    19.37  $  14.78  $  13.00  $  10.71  $  11.54

Net Investment Income
  (Loss).................        0.25      0.28      0.32      0.33      0.28
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............       (0.42)     5.77      2.01      2.44     (0.46)

Dividends from Net
  Investment Income......       (0.26)    (0.29)    (0.26)    (0.33)    (0.27)
Distributions from
  Realized Capital
  Gains..................       (1.63)    (1.17)    (0.29)    (0.15)    (0.38)
                           ----------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $    17.31  $  19.37  $  14.78  $  13.00  $  10.71
                           ----------  --------  --------  --------  --------
TOTAL RETURN.............       (1.40)%    44.12%    18.33%    26.83%    (1.64)%
                           ----------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $1,410,903  $866,826  $515,011  $331,692  $133,178
                           ----------  --------  --------  --------  --------
                           ----------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....        0.85%     0.85%     0.83%     0.76%     0.75%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....        1.42%     1.74%     2.31%     2.92%     2.51%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....        0.85%     0.85%     0.83%     0.82%     0.75%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....        1.42%     1.74%     2.31%     2.86%     2.51%
Portfolio Turnover
  Rate...................          79%       67%       75%       99%       67%

28 PROSPECTUS

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                                ----------------------------------------
                                   1998       1997      1996    1995(1)
                                ----------  --------  --------  --------
Net Asset Value, Beginning of
  Period......................  $    20.40  $  15.03  $  12.75  $  10.00

Net Investment Income
  (Loss)......................        0.03      0.03      0.07      0.11
Net Realized and Unrealized
  Gains (losses on
  Securities).................        1.62      6.33      2.51      2.72

Dividends from Net Investment
  Income......................       (0.04)    (0.05)    (0.08)    (0.08)
Distributions from Realized
  Capital Gains...............       (1.00)    (0.94)    (0.22)       --
                                ----------  --------  --------  --------
Net Asset Value, End of
  Period......................  $    21.01  $  20.40  $  15.03  $  12.75
                                ----------  --------  --------  --------
TOTAL RETURN..................        8.35%    44.35%    20.59%    37.90%
                                ----------  --------  --------  --------
Net Assets, End of Period
  (000).......................  $1,379,199  $800,479  $482,079  $297,377
                                ----------  --------  --------  --------
                                ----------  --------  --------  --------

Ratio of Expenses to Average
  Net Assets..................        0.85%     0.85%     0.82%     0.85%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................        0.11%     0.22%     0.50%     1.15%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers)....................        0.90%     0.90%     0.87%     0.89%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (Excluding Waivers).........        0.06%     0.17%     0.45%     1.11%
Portfolio Turnover Rate.......          80%       73%       90%       44%

-------------

(1) Large Cap Growth shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.

                                                                   PROSPECTUS 29

                                                            FINANCIAL HIGHLIGHTS

TAX-MANAGED LARGE CAP FUND -- CLASS A SHARES

                                                    PERIOD ENDED
                                                    SEPTEMBER 30
                                                       1998(1)
                                                    -------------
Net Asset Value, Beginning of Period..............     $  10.00

Net Investment Income (Loss)......................         0.04
Net Realized and Unrealized Gains (losses on
  Securities).....................................        (0.42)
                                                    -------------

Dividends from Net Investment Income..............        (0.01)
Distributions from Realized Capital Gains.........           --
                                                    -------------
Net Asset Value, End of Period....................         9.61
                                                    -------------
TOTAL RETURN......................................        (3.82)%
                                                    -------------
Net Assets, End of Period (000)...................     $170,097
                                                    -------------
                                                    -------------

Ratio of Expenses to Average Net Assets...........         0.85%
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................         1.18%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers)........................................         0.90%
Ratio of Net Investment Income (Loss) to Average
  Net Assets (Excluding Waivers)..................         1.13%
Portfolio Turnover Rate...........................           12%

-------------

(1) Tax-Managed Large Cap Class A shares were offered beginning March 4, 1998. All ratios have been annualized.

30 PROSPECTUS

FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                                ----------------------------------------
                                   1998       1997      1996    1995(1)
                                ----------  --------  --------  --------
Net Asset Value, Beginning of
  Period......................  $    17.85  $  13.17  $  12.19  $  10.00

Net Investment Income
  (Loss)......................        0.05      0.05      0.02      0.03
Net Realized and Unrealized
  Gains (losses on
  Securities).................       (2.22)     5.74      1.27      2.19

Dividends from Net Investment
  Income......................       (0.04)    (0.05)    (0.01)    (0.03)
Distributions from Realized
  Capital Gains...............       (1.97)    (1.06)    (0.30)       --
                                ----------  --------  --------  --------
Net Asset Value, End of
  Period......................  $    13.67  $  17.85  $  13.17  $  12.19
                                ----------  --------  --------  --------
TOTAL RETURN..................      (13.68)%    47.16%    10.86%    29.38%
                                ----------  --------  --------  --------
Net Assets, End of Period
  (000).......................  $  430,010  $323,337  $163,177  $102,975
                                ----------  --------  --------  --------
                                ----------  --------  --------  --------

Ratio of Expenses to Average
  Net Assets..................        1.10%     1.11%     1.11%     1.10%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................        0.34%     0.37%     0.15%     0.26%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers)....................        1.10%     1.11%     1.11%     1.12%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (Excluding Waivers).........        0.34%     0.37%     0.15%     0.24%
Portfolio Turnover Rate.......          77%       98%      121%       64%

-------------

(1) Small Cap Value shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.

                                                                   PROSPECTUS 31

                                                            FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND -- CLASS A SHARES

                                      PERIODS ENDED SEPTEMBER 30:
                           --------------------------------------------------
                              1998       1997      1996      1995    1994(1)
                           ----------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $    19.32  $  20.51  $  19.88  $  14.04  $  14.67

Net Investment Income
  (Loss).................       (0.08)     0.02     (0.08)    (0.14)    (0.05)
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............       (4.92)     2.64      4.37      5.98      0.07

Dividends from Net
  Investment Income......          --        --        --        --        --
Distributions from
  Realized Capital
  Gains..................       (0.64)    (3.85)    (3.66)       --     (0.65)
                           ----------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $    13.68  $  19.32  $  20.51  $  19.88  $  14.04
                           ----------  --------  --------  --------  --------
TOTAL RETURN.............      (26.53)%    17.23%    26.56%    41.65%     0.23%
                           ----------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $  536,393  $561,414  $380,525  $310,238  $300,296
                           ----------  --------  --------  --------  --------
                           ----------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....        1.10%     1.10%     1.10%     1.10%     1.01%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....       (0.56)%    (0.60)%    (0.63)%    (0.60)%    (0.51)%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....        1.10%     1.10%     1.11%     1.13%     1.11%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....       (0.56)%    (0.60)%    (0.64)%    (0.63)%    (0.61)%
Portfolio Turnover
  Rate...................         128%      107%      167%      113%       97%

-------------

(1)  Small Cap Growth Class A shares were offered beginning April 20, 1992.

32 PROSPECTUS

FINANCIAL HIGHLIGHTS

MID-CAP FUND -- CLASS A SHARES

                                   PERIODS ENDED SEPTEMBER 30:
                           --------------------------------------------
                            1998     1997     1996     1995    1994(1)
                           -------  -------  -------  -------  --------
Net Asset Value,
  Beginning of Period....  $ 19.56  $ 14.96  $ 13.04  $ 10.89  $  12.10

Net Investment Income
  (Loss).................     0.13     0.13     0.18     0.01      0.01
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............    (2.67)    5.86     1.89     2.14     (0.98)

Dividends from Net
  Investment Income......    (0.15)   (0.14)   (0.15)      --     (0.01)
Distributions from
  Realized Capital
  Gains..................    (2.87)   (1.25)      --       --     (0.23)
                           -------  -------  -------  -------  --------
Net Asset Value, End of
  Period.................  $ 14.00  $ 19.56  $ 14.96  $ 13.04  $  10.89
                           -------  -------  -------  -------  --------
TOTAL RETURN.............   (15.41)%   43.13%   16.03%   19.78%    (8.10)%
                           -------  -------  -------  -------  --------
Net Assets, End of Period
  (000)..................  $35,160  $35,047  $24,954  $27,898  $108,002
                           -------  -------  -------  -------  --------
                           -------  -------  -------  -------  --------

Ratio of Expenses to
  Average Net Assets.....     1.00%    0.93%    0.77%    0.94%     0.93%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....     0.93%    0.79%    1.28%    0.04%     0.03%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....     1.00%    0.94%    0.88%    1.09%     1.06%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....     0.93%    0.78%    1.17%   (0.11)%    (0.10)%
Portfolio Turnover
  Rate...................      106%      92%     101%     108%       89%

-------------

(1)  Mid-Cap Class A shares were offered beginning February 16, 1993.

                                                                   PROSPECTUS 33

                                                            FINANCIAL HIGHLIGHTS

CAPITAL APPRECIATION FUND -- CLASS A SHARES

                                     PERIODS ENDED SEPTEMBER 30:
                           ------------------------------------------------
                             1998      1997      1996      1995      1994
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $  18.20  $  18.14  $  16.70  $  15.18  $  16.36

Net Investment Income
  (Loss).................      0.16      0.21      0.20      0.22      0.24
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............      0.92      4.65      3.18      2.42     (0.22)

Dividends from Net
  Investment Income......     (0.16)    (0.22)    (0.17)    (0.23)    (0.25)
Distributions from
  Realized Capital
  Gains..................     (5.11)    (4.58)    (1.77)    (0.89)    (0.95)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $  14.01  $  18.20  $  18.14  $  16.70  $  15.18
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      7.08%    34.02%    22.14%    19.03%    (0.11)%
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $118,741  $164,238  $236,581  $310,693  $729,100
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....      0.84%     0.84%     0.84%     0.84%     0.79%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....      1.03%     1.20%     1.20%     1.39%     1.45%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....      0.89%     0.89%     0.86%     0.89%     0.84%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....      0.98%     1.15%     1.18%     1.34%     1.40%
Portfolio Turnover
  Rate...................       238%      178%      153%      107%      109%

34 PROSPECTUS

FINANCIAL HIGHLIGHTS

EQUITY INCOME FUND -- CLASS A SHARES

                                     PERIODS ENDED SEPTEMBER 30:
                           ------------------------------------------------
                             1998      1997      1996      1995      1994
                           --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period....  $  18.02  $  16.40  $  16.07  $  14.06  $  15.00

Net Investment Income
  (Loss).................      0.41      0.39      0.49      0.55      0.51
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............     (0.09)     4.33      2.20      2.48     (0.38)

Dividends from Net
  Investment Income......     (0.38)    (0.42)    (0.41)    (0.55)    (0.50)
Distributions from
  Realized Capital
  Gains..................     (3.35)    (2.68)    (1.95)    (0.47)    (0.57)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period.................  $  14.61  $  18.02  $  16.40  $  16.07  $  14.06
                           --------  --------  --------  --------  --------
TOTAL RETURN.............      1.51%    33.46%    18.17%    23.00%     1.05%
                           --------  --------  --------  --------  --------
Net Assets, End of Period
  (000)..................  $116,576  $173,766  $202,823  $250,609  $418,207
                           --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------

Ratio of Expenses to
  Average Net Assets.....      0.85%     0.85%     0.83%     0.82%     0.78%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....      1.85%     2.38%     3.00%     3.72%     3.68%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....      0.90%     0.90%     0.86%     0.88%     0.84%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....      1.80%     2.33%     2.97%     3.66%     3.62%
Portfolio Turnover
  Rate...................        66%       40%       43%       47%       28%

                                                                   PROSPECTUS 35

                                                            FINANCIAL HIGHLIGHTS

BALANCED FUND -- CLASS A SHARES

                                   PERIODS ENDED SEPTEMBER 30:
                           -------------------------------------------
                            1998     1997     1996     1995     1994
                           -------  -------  -------  -------  -------
Net Asset Value,
  Beginning of Period....  $ 14.06  $ 13.94  $ 12.76  $ 11.52  $ 12.24

Net Investment Income
  (Loss).................     0.41     0.41     0.42     0.34     0.23
Net Realized and
  Unrealized Gains
  (losses on
  Securities)............     0.80     2.27     1.44     1.34    (0.62)

Dividends from Net
  Investment Income......    (0.40)   (0.42)   (0.34)   (0.34)   (0.22)
Distributions from
  Realized Capital
  Gains..................    (1.70)   (2.14)   (0.34)   (0.10)   (0.11)
                           -------  -------  -------  -------  -------
Net Asset Value, End of
  Period.................  $ 13.17  $ 14.06  $ 13.94  $ 12.76  $ 11.52
                           -------  -------  -------  -------  -------
TOTAL RETURN.............     9.49%   22.38%   15.01%   15.05%   (3.25)%
                           -------  -------  -------  -------  -------
Net Assets, End of Period
  (000)..................  $56,256  $51,195  $57,915  $70,464  $65,480
                           -------  -------  -------  -------  -------
                           -------  -------  -------  -------  -------

Ratio of Expenses to
  Average Net Assets.....     0.75%    0.75%    0.75%    0.75%    0.75%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets.....     2.90%    3.15%    2.98%    2.92%    2.05%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers)....     0.80%    0.81%    0.84%    0.90%    0.91%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (Excluding Waivers)....     2.85%    3.09%    2.89%    2.77%    1.89%
Portfolio Turnover
  Rate...................      183%     197%     143%     159%     149%

                        SEI INSTITUTIONAL MANAGED TRUST

Manager:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser and Sub-Advisers:

1838 Investment Advisors, L.P.
Alliance Capital Management L.P.
BlackRock, Inc.
Boston Partners Asset Management, L.P.
Credit Suisse Asset Management
Firstar Investment Research &
  Management Company, LLC
Furman Selz Capital Management LLC
HighMark Capital Management, Inc.
LSV Asset Management, L.P.
Martingale Asset Management, L.P.
Mellon Equity Associates, LLP
Nicholas-Applegate Capital Management
Provident Investment Counsel, Inc.
Robertson Stephens Investment
  Management, L.P.
Sanford C. Bernstein & Co., Inc.
SEI Investments Management Corporation
Spyglass Asset Management, Inc.
STI Capital Management, N.A.
TCW Funds Management Inc.
Wall Street Associates
Western Asset Management Company

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Prospectuses dated January 31, 1999. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

The Trust.............................................................................        S-2
Investment Objectives and Policies....................................................        S-2
Description of Permitted Investments and Risk Factors.................................        S-6
Investment Limitations................................................................       S-21
Description of Ratings................................................................       S-23
The Manager...........................................................................       S-27
The Adviser and Sub-Advisers..........................................................       S-28
Distribution and Shareholder Servicing................................................       S-33
Trustees and Officers of the Trust....................................................       S-34
Performance...........................................................................       S-37
Purchase and Redemption of Shares.....................................................       S-39
Shareholder Services (Class D Shares).................................................       S-40
Taxes.................................................................................       S-41
Portfolio Transactions................................................................       S-43
Description of Shares.................................................................       S-46
Limitation of Trustees' Liability.....................................................       S-46
Voting................................................................................       S-47
Shareholder Liability.................................................................       S-47
Control Persons and Principal Holders of Securities...................................       S-47
Custodian.............................................................................       S-50
Experts...............................................................................       S-50
Legal Counsel.........................................................................       S-50
Financial Statements..................................................................       S-50

January 31, 1999

                                   THE TRUST

    SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Shareholders may purchase shares in certain portfolios through two separate classes, Class A and Class D, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A shares and/or Class D shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

    This Statement of Additional Information relates to the following portfolios: Balanced, Capital Appreciation, Equity Income, High Yield Bond, Core Fixed Income, Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Mid-Cap, Small Cap Growth and Small Cap Value Funds (each a "Fund" and, together, the "Funds"), and any different classes of the Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

    LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in a diversified portfolio of high quality, income producing common stocks of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above-average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. Investment grade fixed income securities are securities that are rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of real estate investment trusts ("REITs"), and shares of other investment companies, and lend its securities to qualified buyers.

    LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion) which, in the opinion of the advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    TAX-MANAGED LARGE CAP FUND--The Tax-Managed Large Cap Fund's investment objective is to achieve high long-term after-tax returns for its shareholders. The investment objective of the Fund is fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders.

    Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

    The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to minimize taxes associated with the Fund's investment income and realized capital gains, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

    The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. Taxable investment income will be minimized by investing primarily in lower yielding securities. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

    Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Portfolio will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

    To protect against price declines affecting securities with large unrealized gains, the Fund may use hedging techniques such as the purchase of put options, short sales "against the box," the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities, the Fund will attempt to reduce its exposure to price declines without realizing substantial capital gains under the current tax law. Although the Fund may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

    SMALL CAP VALUE FUND--The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion) which, in the opinion of the advisers, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    SMALL CAP GROWTH FUND--The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of smaller growth companies (I.E., companies with market capitalizations less than $2 billion) which, in the opinion of the advisers, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. Any remaining assets may be invested in the equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities.

    For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks or larger, more established companies and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    MID-CAP FUND--The investment objective of the Mid-Cap Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of medium-sized companies (I.E., companies with market capitalizations of $500 million to $5 billion). Such companies are typically well established but have not reached full maturity, and may offer significant growth potential. The advisers will seek to identify companies which, in their opinion, will experience accelerating earnings, increased institutional ownership or strong price appreciation relative to their industries and broad market averages.

    Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest all or a portion of its assets in equity securities of larger companies. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    CAPITAL APPRECIATION FUND--The investment objective of the Capital Appreciation Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, at least 65% of the Fund's assets will be invested in a diversified portfolio of common stocks (and securities convertible into common stock) which, in the opinion of the advisers, are undervalued in the marketplace at the time of purchase. Dividend income is an incidental consideration compared to growth of capital. In selecting securities for the Fund, the advisers will evaluate factors they believe are likely to affect long-term capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. The advisers will rotate the Fund holdings between various market sectors based on economic analysis of the overall business cycle. Any remaining assets may be invested in investment grade fixed income securities and other types of equity securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and in additional taxes for shareholders.

    EQUITY INCOME FUND--The investment objective of the Equity Income Fund is to provide current income and, as a secondary objective, moderate capital appreciation. There can be no assurance that the Fund will achieve its investment objectives.

    Under normal market conditions, at least 65% of the Fund's assets will be invested in a diversified portfolio of common stocks. The investment approach employed by the advisers emphasizes income-producing common stocks which, in general, have above-average dividend yields relative to the stock market as measured by the Standard and Poor's 500 Index. Any remaining assets may be invested in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    BALANCED FUND--The investment objective of the Balanced Fund is total return consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

    The Fund invests in a combination of undervalued common stocks and fixed income securities or in other investment companies that invest in such securities. The Fund seeks strong total return in all market conditions, with a special emphasis on minimizing interim declines during falling equity markets. The Fund primarily invests in large capitalization equity securities, intermediate-maturity fixed income securities and money market instruments. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, and shares of REITs, and shares of other investment companies, and lend its securities to qualified buyers.

    The average maturity of the fixed income securities in the Fund will, under normal circumstances, be approximately five years, although this will vary with changing market conditions.

    CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated investment grade or better, I.E., rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the United States Government, its agencies and instrumentalities, (iii) municipal securities of Issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities, (vi) asset-backed securities, and (vii) zero coupon, pay-in-kind or deferred payment securities.

    Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, (iv) warrants, (v) money market securities, and (vi) Yankee obligations. In addition, the Portfolio may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.

    Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at special dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider duration a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity.

    The Core Fixed Income Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on the bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.

    The Fund's annual turnover rate may exceed 100%. Such a turnover rate may lead to higher transaction costs and may result in higher taxes for shareholders.

    HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the advisers. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default.

    The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities, (ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, and (iv) variable and floating rate instruments.

    Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities, (ii) preferred stocks,
(iii) equity securities, (iv) investment grade fixed income securities, (v) money market securities, (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities, (vii) forward foreign currency contracts, and (viii) Yankee obligations. In addition, the Fund may purchase or write options, futures and options on futures. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified buyers.

    The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

    The "Appendix" to this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs. The ratings established by each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

    The achievement of the Fund's investment objective may be more dependent on the adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    ALL FUNDS MAY INVEST IN THE FOLLOWING INVESTMENTS UNLESS SPECIFICALLY NOTED OTHERWISE.

    AMERICAN DEPOSITORY RECEIPTS ("ADRS")--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Large Cap Growth, Large Cap Value and Small Cap Value Funds may invest in ADRs traded on registered exchanges or on NASDAQ. The Large Cap Growth Fund may also invest in ADRs not traded on an established exchange. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool or securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. While the Funds typically invest in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.

    ASSET-BACKED SECURITIES--The Core Fixed Income and High Yield Bond Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a day to nine months.

    CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for. The Core Fixed Income Fund may invest in construction loans.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. The Capital Appreciation, Equity Income, High Yield Bond, Mid-Cap, Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Small Cap Growth and Small Cap Value Funds may invest in convertible securities.

    EQUITY SECURITIES--Each Fund (except the Core Fixed Income Fund) may purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. The Large Cap Value, Small Cap Growth, Capital Appreciation and Equity Income Funds may only invest in such securities if they are listed on registered exchanges or actively traded in the over-the-counter market.

    Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

    Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Balanced, Capital Appreciation, Equity Income, High Yield Bond, Small Cap Growth, Small Cap Value, Large Cap Growth and Large Cap Value Funds may invest in U.S. dollar denominated obligations or securities of foreign issuers. In addition, the Core Fixed Income and High Yield Bond Funds may invest in Yankee Obligations. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Investing in the securities of foreign companies and the utilization of forward foreign currency contracts involve special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    FORWARD FOREIGN CURRENCY CONTRACTS--A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency.

    By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Portfolio's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Portfolio's return.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities over seven days in length.

    LOWER RATED SECURITIES--The High Yield Bond Fund will invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities below the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO"). Such obligations are speculative and may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

    Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    TAXES. The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Each Fund may hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper and other short-term debt securities) rated at the time of purchase in the top two categories by an NRSRO, or, if not rated, determined by the advisers to be of comparable quality at the time of purchase.

    MORTGAGE-BACKED SECURITIES--The Balanced, Core Fixed Income, and High Yield Bond Funds may, consistent with their respective investment objectives and policies, invest in mortgage-backed securities.

    Mortgage-backed securities in which the Funds may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the prepaid security. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    A Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the Core Fixed Income Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loan. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, GNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Portfolio being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, a Fund will place U.S. Government or other liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL SECURITIES--The Core Fixed Income Fund and High Yield Bond Fund may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL LEASES--The Core Fixed Income Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Each Fund may trade put and call options on securities and securities indices, as the advisers determine is appropriate in seeking the Fund's investment objective, and except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are generally illiquid.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PAY-IN-KIND BONDS--Investments of the Core Fixed Income and High Yield Bond Funds in fixed-income securities may include pay-in-kind bonds. These are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying securities. The Capital Appreciation, Core Fixed Income, Equity Income, and Large Cap Value Funds may invest in receipts.

    REITS--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A real estate investment trust ("REIT") is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. An adviser enters into repurchase agreements only with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    SECURITIES LENDING--Loans are made only to borrowers deemed by the advisers to be in good standing and when, in the judgment of the advisers, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each of the Funds may use the Distributor as a broker in these transactions.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds' shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the Federal book-entry system.

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of a Fund's advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-Issued securities are securities that involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued obligations results in leveraging, and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. A Fund will establish a segregated account with the Custodian and maintain liquid assets in an amount at least equal in value to that Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the Securities Exchange Act of 1933, as amended. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations as obligations of foreign issuers, are subject to the same types of risks discussed in "Securities of Foreign Issuers," above.

    The yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    YEAR 2000--The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, business and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

No Fund may:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES
No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

    Under rules and regulations established by the SEC, a Fund is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. However, certain Funds may rely upon SEC exemptive orders issued to the Trust which permit the Funds to invest in other investment companies beyond these percentage limitations. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's Investor's Service, Inc. ("Moody's"), Standard and Poor's Corporation ("S&P"), Duff and Phelps, Inc. ("Duff"), Fitch Investor's Services, Inc. ("Fitch"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF DUFF'S LONG-TERM RATINGS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong.

AA- Risk is modest but may vary slightly from time to time because of economic conditions.

A+  Protection factors are average but adequate. However,

A-  risk factors are more variable and greater in periods of economic stress.

BBB+ Below average protection factors but still considered

BBB- sufficient for prudent investment. Considerable variability in risk during economic cycles.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA Obligations rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA Obligations for which there is a very low expectation of investment risk are rated AA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

A Bonds rated A are obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Duff and Phelps, Fitch, IBCA and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1        This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2        Capacity for timely payment on issues with this designation is satisfactory.
           However, the relative degree of safety is not as high as for issues designated
           'A-1'.

DESCRIPTION OF DUFF'S SHORT-TERM RATINGS

Duff 1+    Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1     Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-    High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

    GOOD GRADE

Duff 2     Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+       Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'

F-2        Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

LOC        The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

DESCRIPTION OF IBCA'S SHORT-TERM RATINGS (UP TO 12 MONTHS)

A1+        Obligations supported by the highest capacity for timely repayment.

A1         Obligations supported by a strong capacity for timely repayment.

A2         Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS

TBW-1      The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2      The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                                  THE MANAGER

    The Trust and SEI Investments Fund Management ("SEI Management" or the "Manager") have entered into a Management Agreement ("the Management Agreement"). The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable at any time as to any Fund without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice.

    The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Manager. SEI Investments and its subsidiaries and affiliates, including the Manager, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Manager and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784
Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds.

    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For the fiscal years ended September 30, 1996, 1997 and 1998 the Funds paid fees to the Manager as follows:

                                                                                         MANAGEMENT FEES
                                                  MANAGEMENT FEES PAID (000)              WAIVED (000)
                                               ---------------------------------   ---------------------------
                                                 1996        1997        1998       1996      1997      1998
                                               ---------   ---------   ---------   -------   -------   -------
Balanced Fund................................  $     171   $     176   $     186   $    55   $     3   $     0
Capital Appreciation Fund....................  $     898   $     657   $     511   $    28   $     0   $     0
Core Fixed Income Fund.......................  $   1,266   $   2,235   $   3,419   $   339   $   108   $    23
Equity Income Fund...........................  $     780   $     663   $     518   $    40   $     0   $     0
High Yield Bond Fund.........................  $     160   $     501   $     940   $    42   $    82   $   105
Large Cap Growth Fund........................  $   1,484   $   2,156   $   4,091   $     0   $     0   $     0
Large Cap Value Fund.........................  $   1,598   $   2,279   $   4,109   $     0   $     0   $     0
Mid-Cap Fund.................................  $      58   $      97   $     141   $    28   $     4   $     0
Small Cap Growth Fund........................  $   1,102   $   1,441   $   2,041   $    27   $     0   $     0
Small Cap Value Fund.........................  $     490   $     771   $   1,460   $    11   $     0   $     0
Tax-Managed Large Cap Fund...................                          $     162                       $     0

------------------------

 * Not in operation during such period.

                         THE ADVISERS AND SUB-ADVISERS

    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC currently serves as manager to more than 46 investment companies, including more than 387 funds, with more than $128 billion in assets as of October 31, 1998.

    SIMC is the investment manager for each of the Funds, and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Funds and manages the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of the Adviser and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    SIMC and the Trust have obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain Sub-Advisers unaffiliated with SIMC for the Funds without submitting the Sub-Adviser agreements to a vote of the Fund's shareholders. The exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the Sub-Advisers under all such Sub-Adviser agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

    For the fiscal year ended September 30, 1998, the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds paid adviser fees to SIMC, after fee waivers, of .35%, .35%, .35%,
 .65%, .65%, .40%, .35%, .35%, .35%, .28%, and .49%, respectively, of their average daily net assets.
1838 INVESTMENT ADVISORS, L.P.
                       1838 Investment Advisors, L.P. ("1838") serves as a Sub-Adviser to a portion of the assets of the Small Cap Value Fund. 1838 is a Delaware limited partnership located at 100 Matsonford Road, Radnor, Pennsylvania. MBIA Inc. owns all of the partnership interests of 1838. As of March 31, 1998, 1838 managed $5.6 billion in assets in large and small capitalization equity, fixed income and balanced account portfolios.
ALLIANCE CAPITAL
MANAGEMENT L.P.
                       Alliance Capital Management L.P. ("Alliance") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth and Tax Managed Large Cap Funds. Alliance is a registered investment adviser organized as a Delaware limited partnership, which originated as Alliance Capital Management Corporation in 1971. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, is the general partner of Alliance. As of June 30, 1998, Alliance managed over $255 billion in assets. The principal address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.
BLACKROCK, INC.
                       BlackRock, Inc. (formerly, BlackRock Financial Management, Inc.) ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. BlackRock, a registered investment adviser, is a Delaware corporation with its principal business address at 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock's predecessor was founded in 1988, and as of June 30, 1998 BlackRock had $119 billion in assets under management. BlackRock is an indirect subsidiary of PNC Bank Corp.
BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                       Boston Partners Asset Management, L.P. ("BPAM") serves as a Sub-Adviser for a portion of the assets of the Small Cap Value Fund. BPAM, a Delaware limited partnership, is a registered investment adviser whose general partner is Boston Partners, Inc. BPAM was founded in April, 1995, and as of August 31, 1998, it had approximately $14.4 billion in assets under management. The principal business address of BPAM is 28 State Street, 21st Floor, Boston, Massachusetts 02109.
CREDIT SUISSE ASSET MANAGEMENT
                       Credit Suisse Asset Management formerly, BEA Associates ("Credit Suisse") serves as the Sub-Adviser for the High Yield Bond Fund. Credit Suisse is a general partnership organized under the laws of the State of New York and, together with its predecessor firms, has been engaged in the investment advisory business for more than 50 years. Credit Suisse, the second largest Swiss bank, is a subsidiary of CS Holding, a Swiss corporation. As of December 31, 1998, Credit Suisse managed approximately $36 billion in assets. Credit Suisse's principal business address is One Citicorp Center, 153 East 53rd Street, New York, New York 10022.
FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC
                       Firstar Investment Research & Management Company, LLC ("FIRMCO") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. FIRMCO is a registered investment adviser with its principal business address at 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. As of June 30, 1998, it had approximately $24.4 billion in assets under management. FIRMCO is a wholly-owned subsidiary of Firstar Corporation, a bank holding company located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
FURMAN SELZ CAPITAL MANAGEMENT LLC
                       Furman Selz Capital Management LLC ("Furman Selz") serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Furman Selz, a Delaware limited liability company whose predecessor was formed in 1977, is a registered investment adviser that managed approximately $10.3 billion in assets as of June 30, 1998. The ultimate parent of Furman Selz is ING Groep N.V., a Dutch financial services company. Furman Selz's principal business address is 230 Park Avenue, New York, NY 10169.
LSV ASSET
MANAGEMENT, L.P.
                       LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the Large Cap Value Fund and the Small Cap Value Fund. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns a majority interest in LSV. The general partners developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. The principal business address of LSV is 200 W. Madison Avenue, Chicago, Illinois 60606. LSV manages approximately $3.2 billion in client assets.

                           The Adviser pays LSV fees based on a percentage of
                       the average monthly market value of the assets of the Large Cap Value Fund and the Small Cap Value Fund managed by LSV. These fees, which are calculated daily and paid monthly, are at an annual rate of .20% of the average monthly market value of the assets of the Large Cap Value Fund managed by LSV and .50% of the average monthly market value of the assets of the Small Cap Value Fund managed by LSV.
MELLON EQUITY
ASSOCIATES, LLP
                       Mellon Equity Associates, LLP ("Mellon Equity") serves as a Sub-Adviser to a portion of the assets of each of the Large Cap Value Fund, Tax Managed Large Cap Fund and the Small Cap Value Fund. Mellon Equity is a limited liability partnership founded in 1987. Mellon Bank, N.A., is the 99% limited partner and MMIP, Inc. is the 1% general partner. MMIP, Inc. is a wholly-owned subsidiary of Mellon Bank, N.A., which itself is a wholly-owned subsidiary of the Mellon Bank Corporation. Mellon Equity had discretionary management authority with respect to approximately $22.5 billion of assets as of June 30, 1998. The business address for Mellon Equity is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258.
NICHOLAS-APPLEGATE
CAPITAL MANAGEMENT
                       Nicholas-Applegate Capital Management
                       ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. As of June 30, 1998, Nicholas-Applegate had discretionary management authority with respect to approximately $31.0 billion of assets. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate, pursuant to a partnership agreement, is controlled by its general partner, Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by a corporation controlled by Arthur E. Nicholas.
PROVIDENT INVESTMENT COUNSEL, INC.
                       Provident Investment Counsel, Inc. ("Provident") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. Provident is a registered investment adviser with its principal business address at 300 North Lake Avenue, Pasadena, California 91101, which, through its predecessors, has been in business since 1951, a wholly-owned subsidiary of United Asset Management ("UAM"), a publicly traded investment adviser holding company. UAM is headquartered at One International Place, Boston, Massachusetts 02110. As of June 30, 1998, Provident had over $20 billion in client assets under management.
ROBERTSON, STEPHENS INVESTMENT MANAGEMENT, L.P.
                       Robertson, Stephens Investment Management, L.P. ("Robertson"), acts as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Robertson is a wholly-owned subsidiary of BankAmerica. Robertson is a registered investment adviser that currently has approximately $4.0 billion of assets under management, $240 million of which is in the small cap product. The principal business address of Robertson is 555 California Street, Suite 2600, San Francisco, California 94104.
SANFORD C. BERNSTEIN & CO., INC.
                       Sanford C. Bernstein & Co., Inc. ("Bernstein"), serves as a Sub-Adviser to a portion of the assets of the Large Cap Value and Tax Managed Large Cap Funds. Founded in 1967, Bernstein is a registered investment adviser that managed approximately $77 billion in assets as of March 31, 1998. Bernstein is controlled by the members of its Board of Directors and its principal business address is 767 Fifth Avenue, New York, New York 10153.
SPYGLASS ASSET
MANAGEMENT, INC.
                       Spyglass Asset Management, Inc. ("Spyglass") acts as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Spyglass, a Delaware Corporation founded in May, 1998, is a registered investment adviser controlled by Roger Stamper and Stephen Wisneski. The principal business address of Spyglass is 3454 Oak Alley Court, Suite #209, Toledo, Ohio 43606.
TCW FUNDS
MANAGEMENT INC.
                       TCW Funds Management Inc. ("TCW") acts as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. TCW is a wholly-owned subsidiary of the TCW Group, Inc. TCW is a registered investment adviser that currently has approximately $51 billion of assets under management. The principal business address of TCW is 865 S. Figueroa, Suite 1800, Los Angeles, California 90017.
WALL STREET ASSOCIATES
                       Wall Street Associates ("WSA") serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. WSA was founded in 1987, and as of June 30, 1998, had approximately $1.4 billion in assets under management. The principal business address of WSA is at 1200 Prospect Street, Suite 100, La Jolla, California 92037.
WESTERN ASSET
MANAGEMENT COMPANY
                       Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds. As of June 30, 1998, Western managed approximately $41.5 billion in client assets, including $8.2 billion of investment company assets. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105.

    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser) or by the Adviser (or Sub-Adviser) on 90 days' written notice to the Trust.

    SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. The exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-adviser for a Fund.

    For the fiscal years ended September 30, 1996, 1997 and 1998, the Funds paid advisory fees as follows:

                                                                                            ADVISORY FEES
                                                   ADVISORY FEES PAID (000)                 WAIVED (000)
                                               ---------------------------------   -------------------------------
                                                1996(1)      1997        1998       1996       1997        1998
                                               ---------   ---------   ---------   -------    -------    ---------
Balanced Fund................................  $     253   $     178   $     213   $     6    $    26    $      27
Capital Appreciation Fund....................  $   1,033   $     657   $     585   $    25    $    94    $      73
Core Fixed Income Fund.......................  $   1,424   $   2,301   $   3,358   $     0    $     0    $       0
Equity Income Fund...........................  $     915   $     662   $     592   $    22    $    95    $      74
High Yield Bond Fund.........................  $     282   $     812   $   1,309   $     0    $     0    $       0
Large Cap Growth Fund........................  $   1,498   $   2,157   $   4,676   $   198    $   308    $     584
Large Cap Value Fund.........................  $   1,598   $   2,279   $   4,109   $     0    $     0    $       0
Mid-Cap Fund.................................  $      98   $     115   $     162   $     0    $     0    $       0
Small Cap Growth Fund........................  $   2,098   $   2,675   $   3,791   $     0    $     0    $       0
Small Cap Value Fund.........................  $     930   $   1,432   $   2,711   $     0    $     0    $       0
Tax-Managed Large Cap Fund...................      *           *       $     185      *          *       $      23

------------------------

 * Not in operation during such period.

    For the fiscal years ended September 30, 1996, 1997 and 1998, SIMC paid sub-advisory fees as follows:

                                                          SUB-ADVISORY FEES PAID (000)
                                                    ----------------------------------------
                                                       1996          1997           1998
                                                    ----------   ------------   ------------
Balanced Fund.....................................  $      157   $        102   $        104
Capital Appreciation Fund.........................  $      621   $        359   $        274
Core Fixed Income Fund............................  $      614   $        950   $      1,508
Equity Income Fund................................  $      548   $        369   $        277
High Yield Bond Fund..............................  $      195   $        585   $        892
Large Cap Growth Fund.............................  $      832   $      1,263   $      1,762
Large Cap Value Fund..............................  $      894   $      1,284   $      2,230
Mid-Cap Fund......................................  $       62   $         71   $         96
Small Cap Growth Fund.............................  $    1,574   $      1,966   $      2,386
Small Cap Value Fund..............................  $      595   $      1,061   $      2,030
Tax-Managed Large Cap Fund........................      *             *         $         72

------------------------

 * Not applicable during such period.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Trust has adopted a Distribution Agreement for the Funds. The Trust has also adopted a Distribution Plan (the "Class D Plan") for the Class D shares of the Small Cap Growth Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees, as defined in the Plan. The Class D Plan requires that quarterly written reports of amounts spent under the Class D Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Class D Plan provides that the Trust will pay a fee of up to .30% of the average daily net assets of the Small Cap Growth Fund's Class D shares that the Distributor can use to compensate broker-dealers and service providers, including SEI Investments Distribution Co. and its affiliates, which provide distribution-related services to the Small Cap Growth Fund Class D shareholders or their customers who beneficially own Class D shares.

    The distribution-related services that may be provided under the Plan include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; and automatically investing customer account cash balances.

    Except to the extent that the Manager and Advisers benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Plan or related agreements.

    The Funds have also adopted a shareholder servicing plan for their Class A shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

    For the fiscal year ended September 30, 1998, the Funds incurred the following distribution expenses:

                                       AMOUNT PAID
                                         TO 3RD
                                       PARTIES BY
                                           THE                                  PROSPECTUS
                                       DISTRIBUTOR                             PRINTING AND
                                           FOR                                   MAILING
                                       DISTRIBUTION                             COSTS (NEW
                                         RELATED       SALES                   SHAREHOLDERS   COSTS ASSOCIATED
                             TOTAL      SERVICES     EXPENSES    ADVERTISING      ONLY)       WITH REGISTRATION
FUND/CLASS                 ($AMOUNT)    ($AMOUNT)    ($AMOUNT)    ($AMOUNT)     ($AMOUNT)      FEES ($AMOUNT)
-------------------------  ---------   -----------   ---------   -----------   ------------   -----------------
CLASS D
  Small Cap Growth
    Fund.................  $  5,880    $    5,880    $      0        $ 0         $     0      $        0

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Marquis Funds-Registered Trademark-, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Manager and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor. Director and Secretary of SEI Investments and Secretary of the Adviser, the Manager and the Distributor. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc., Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments, the Adviser and the Manager since 1994. Senior Vice President, SEI Investments, 1986-1991; Vice President, SEI Investments, 1981-1986.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Manager and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary the Manager, the Adviser and the Distributor since 1988.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Adviser, the Manager and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, the Adviser, the Manager and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Adviser and the Manager since 1994. Vice President, General Counsel and Assistant Secretary of the Adviser, the Manager and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom & Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Manager since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

** Messrs. Gooch, Storey, Morris and Sullivan serve as members of the Audit
   Committee of the Trust.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

    Compensation of officers and affiliated Trustees of the Trust is paid by the Manager. For the fiscal year ended September 30, 1998, the Trust paid the following amounts to the Trustees.

                                       AGGREGATE            PENSION OR
                                   COMPENSATION FROM    RETIREMENT BENEFITS   ESTIMATED ANNUAL TOTAL COMPENSATION FROM REGISTRANT
                                   REGISTRANT FOR FYE   ACCRUED AS PART OF     BENEFITS UPON   AND FUND COMPLEX PAID TO DIRECTORS
NAME OF PERSON AND POSITION             9/30/98            FUND EXPENSES         RETIREMENT              FOR FYE 9/30/98
---------------------------------  ------------------   -------------------   ---------------- -----------------------------------
Robert A. Nesher, Trustee........       $     0                 $0                   $0        $0 for services on 8 boards
William M. Doran, Trustee........       $     0                 $0                   $0        $0 for services on 8 boards
F. Wendell Gooch, Trustee........       $26,715                 $0                   $0        $102,000 for services on 8 boards
Frank E. Morris, Trustee.........       $26,715                 $0                   $0        $102,000 for services on 8 boards
James M. Storey, Trustee.........       $26,715                 $0                   $0        $102,000 for services on 8 boards
George J. Sullivan, Trustee......       $26,715                 $0                   $0        $102,000 for services on 8 boards

------------------------

Mr. Edward W. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

                            6
    Yield =2[((a-b)/cd) + 1) -1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended September 30, 1998 were as follows:

FUND                                                                              30-DAY YIELD
--------------------------------------------------------------------------------  -------------
CLASS A
  Balanced Fund.................................................................         2.76%
  Capital Appreciation Fund.....................................................         1.07%
  Core Fixed Income Fund........................................................         5.08%
  Equity Income Fund............................................................         1.89%
  High Yield Bond Fund..........................................................         7.87%
  Large Cap Growth Fund.........................................................         0.13%
  Large Cap Value Fund..........................................................         2.05%
  Mid-Cap Fund..................................................................         0.84%
  Small Cap Growth Fund.........................................................         0.00%
  Small Cap Value Fund..........................................................         0.75%
  Tax-Managed Large Cap Fund....................................................         2.03%
CLASS D
  Small Cap Growth Fund.........................................................         0.00%

------------------------

    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

            n
    P(1 + T) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through September 30, 1998 and for the one, five and ten year periods ended September 30, 1998, were as follows:

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                      ---------------------------------------
                                                        ONE      FIVE       TEN       SINCE
FUND                        CLASS                      YEAR      YEAR      YEAR     INCEPTION
--------------------------  ------------------------  -------   -------   -------   ---------
Balanced Fund               Class A(1)..............     9.49%    11.40%     *        11.82%

Capital Appreciation Fund   Class A(2)..............     7.08%    15.82%    16.18%    15.43%

Core Fixed Income Fund      Class A(3)..............    11.42%     6.99%     8.45%     8.30%

Equity Income Fund          Class A(4)..............     1.51%    14.76%    14.31%    14.30%

High Yield Bond Fund        Class A(5)..............     2.25%     *         *        12.13%

Large Cap Growth Fund       Class A(6)..............     8.35%     *         *        26.38%

Large Cap Value Fund        Class A(7)..............    (1.40)%    *         *        20.97%

Mid-Cap Fund                Class A(8)..............   (15.41)%    9.11%     *        11.81%

Small Cap Growth Fund       Class A(9)..............   (26.53)%    9.13%     *        13.60%
                            Class D(10) (no load)...       %         %       *             %
                            Class D(10) (load)......   (26.74)%    8.78%     *        13.32%
                                                       (30.40)%    7.67%              12.42%

Small Cap Value Fund        Class A(11).............   (13.68)%    *         *        15.45%

Tax-Managed Large Cap Fund  Class A(12).............     *         *         *        (6.58)%

------------------------

 * Not in operation during period.

(1) Commenced operations August 7, 1990.

(2) Commenced operations March 1, 1988.

(3) Commenced operations May 4, 1987.

(4) Commenced operations June 2, 1988.

(5) Commenced operations January 11, 1995.

(6) Commenced operations December 20, 1994.

 (7) Commenced operations April 20, 1987.

 (8) Commenced operations February 16, 1993.

 (9) Commenced operations April 20, 1992.

(10) Commenced operations May 2, 1994.

(11) Commenced operations December 20, 1995.

(12) Commenced operations March 4, 1998.

    The Funds may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Distributor, and/or the Custodian are not open for business.

REDUCTIONS IN SALES CHARGES

    In calculating the sales charge rates applicable to current purchases of Class D shares, members of the following affinity groups and clients of the following broker-dealers, each of which has entered into an agreement with the Distributor, are entitled to the following percentage-based discounts from the otherwise applicable sales charge:

                                                                          PERCENTAGE     DATE OFFER
NAME OF GROUP                                                              DISCOUNT        STARTS
----------------------------------------------------------------------  ---------------  ----------
BHC Securities, Inc. .................................................            10%     12/29/94
First Security Investor Services, Inc. ...............................            10%     12/29/94

    Those members or clients who take advantage of a percentage-based reduction in the sales charge during the offering period noted above may continue to purchase shares at the reduced sales charge rate after the offering period relating to each such purchaser's affinity group or broker-dealer relationship has terminated.

    For more information regarding reductions in sales charges, please contact the Distributor at 1-800-437-6016.

                     SHAREHOLDER SERVICES (CLASS D SHARES)

    The following is a description of plans and privileges by which the sale charges imposed on the Class D shares of the Small Cap Growth Fund may be reduced.

    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his or her new investment, together with the current market value of all holdings of that shareholder in certain eligible portfolios, reaches a discount level. See "Purchase and Redemption of Shares" in the Prospectus for the sales charge on quantity purchases.

    LETTER OF INTENT: The reduced sales charges are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided to the Distributor that (i) does not legally bind the signer to purchase any set number of shares and (ii) provides for the holding in escrow by the Administrator of 5% of the amount purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to recover the difference between the sales charge imposed under the Letter of Intent and the sales charge that would have otherwise been imposed.

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Funds and consider the differences in objectives and policies before making any investment.

    REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of the Fund has a one-time right to reinvest the redemption proceeds in shares of the Funds at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

    EXCHANGE PRIVILEGE: Some or all of the Fund's Class D shares for which payment has been received (I.E., an established account), may be exchanged for Class D shares of SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Institutional International Trust ("SEI Funds"). Exchanges are made at net asset value plus any applicable sales charge. SEI Funds' portfolios that are not money market portfolios currently impose a sales charge on Class D shares. A shareholder who exchanges into one of these "non-money market" portfolios will have to pay a sales charge on any portion of the exchanged Class D shares for which he or she has not previously paid a sales charge. If a shareholder has paid a sales charge on Class D shares, no additional sales charge will be assessed when he or she exchanges those Class D shares for other Class D shares. If a shareholder buys Class D shares of a "non-money market" fund and receives a sales load waiver, he or she will be deemed to have paid the sales load for purposes of this exchange privilege. In calculating any sales charge payable on an exchange transaction, the SEI Funds will assume that the first shares a shareholder exchanges are those on which he or she has already paid a sales charge. Sales charge waivers may also be available under certain circumstances, as described in the portfolios' prospectuses. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    A shareholder may exchange the shares of the Fund's Class D shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone-proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of the Fund (the "Old Fund") to be exchanged and the purchase at net asset value (I.E., without a sales charge) of the shares of the other portfolios (the "New Fund"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in each Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds, and thus the purchase of shares of the New Fund, may be delayed for up to seven days if the Portfolio determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Fund subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under

Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Portfolio either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

    With respect to investments in STRIPS, TR's, TIGR's, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolios may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    For the fiscal year ended September 30, 1998, the Funds paid the following brokerage fees:

                                                            TOTAL $ AMOUNT
                                                             OF BROKERAGE        % OF TOTAL          % OF TOTAL
                                        TOTAL $ AMOUNT        COMMISSIONS        BROKERAGE            BROKERED
                                         OF BROKERAGE           PAID TO         COMMISSIONS         TRANSACTIONS
                                          COMMISSIONS         AFFILIATED          PAID TO         EFFECTED THROUGH
                                          PAID IN FYE         BROKERS IN         AFFILIATED          AFFILIATED
FUND                                        9/30/98           FYE 9/30/98         BROKERS             BROKERS
-----------------------------------     ---------------     ---------------     ------------      ----------------
Balanced Fund......................     $      114,561      $          0              0%                  0%
Capital Appreciation Fund..........     $      592,551      $          0              0%                  0%
Core Fixed Income Fund.............     $            0      $          0              0%                  0%
Equity Income Fund.................     $      260,476      $          0              0%                  0%
High Yield Bond Fund...............     $            0      $          0              0%                  0%
Large Cap Growth Fund..............     $    1,876,706      $    879,453          20.21%               4.59%
Large Cap Value Fund...............     $    2,179,458      $    274,296          12.59%               0.27%
Mid-Cap Fund.......................     $      199,773      $          0              0%                  0%
Small Cap Growth Fund..............     $    1,035,121      $          0              0%                  0%
Small Cap Value Fund...............     $    1,159,153      $          0              0%                  0%
Tax-Managed Large Cap Fund.........     $      171,586      $     49,479          28.84%              27.10%

------------------------

 * Not in operation during such period.

    For the fiscal years ended September 30, 1996 and 1997, the Funds paid the following brokerage fees:

                                                                        TOTAL $ AMOUNT OF
                                                 TOTAL $ AMOUNT OF          BROKERAGE
                                               BROKERAGE COMMISSIONS   COMMISSIONS PAID TO
                                                        PAID                AFFILIATES
                                               ----------------------  --------------------
FUND                                              1996        1997       1996       1997
---------------------------------------------  ----------  ----------  --------  ----------
Balanced Fund................................  $  117,731  $   89,948  $ 14,167  $    7,443
Capital Appreciation Fund....................  $  901,374  $  720,618  $ 30,830  $   50,855
Core Fixed Income Fund.......................  $  125,097  $        0  $ 18,090  $        0
Equity Income Fund...........................  $  387,891  $  273,210  $  5,760  $  119,347
High Yield Bond Fund.........................  $        0  $        0  $      0  $        0
Large Cap Growth Fund........................  $  737,152  $  853,946  $ 65,986  $  383,294
Large Cap Value Fund.........................  $  784,758  $  967,297  $186,841  $  235,717
Mid-Cap Fund.................................  $   40,892  $   41,511  $ 22,811  $        0
Small Cap Growth Fund........................  $  551,149  $  803,002  $ 15,867  $   77,385
Small Cap Value Fund.........................  $  500,459  $  639,229  $ 25,669  $   40,859
Tax-Managed Large Cap Fund...................          --          --        --          --

    Class D shareholders paid the following sales charges:

                                                                                  DOLLAR AMOUNT OF CHARGES
                                                  DOLLAR AMOUNT OF CHARGES             RETAINED BY SFS
                                               -------------------------------  -----------------------------
FUND/CLASS                                        1996        1997      1998      1996       1997      1998
---------------------------------------------  ----------  ----------  -------  ---------  ---------  -------
Small Cap Growth Fund--Class D...............         N/A         N/A  $30,295        N/A        N/A  $ 4,170

    For certain of the Funds, the reason for the difference between the percentage of brokerage commissions paid to the Distributor as compared to all brokerage commissions and the percentage of the amount of brokered transactions as compared to the aggregate amount of all brokered transactions for the most recent fiscal year versus the previous fiscal year is the increase in assets for those funds.

    The portfolio turnover rate for each Fund for the fiscal years ending September 30, 1997 and 1998 was as follows:

                                                               TURNOVER
                                                                 RATE
                                                              -----------
FUND                                                          1997   1998
------------------------------------------------------------  ----   ----
Balanced Fund...............................................  197%   183%
Capital Appreciation Fund...................................  178%   238%
Core Fixed Income Fund......................................  216%   344%
Equity Income Fund..........................................   40%    66%
High Yield Bond Fund........................................   68%    56%
Large Cap Growth Fund.......................................   73%    80%
Large Cap Value Fund........................................   67%    79%
Mid-Cap Fund................................................   92%   106%
Small Cap Growth Fund.......................................  107%   128%
Small Cap Value Fund........................................   98%    77%
Tax-Managed Large Cap Fund..................................   NA     12%

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, a Fund's advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular broker or dealer, but a Fund's advisers or sub-advisers may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Fund's advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by a Fund's advisers under the Advisory and Sub-Advisory Agreements. If in the judgement of a Fund's advisers, the Fund, or other accounts managed by the Fund's advisers, will be benefitted by supplemental research services, the Fund's advisers are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of a Fund's advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 1998, the Trust held the following securities:

FUND                                 TYPE OF SECURITY             NAME OF ISSUER             AMOUNT
------------------------------  --------------------------  --------------------------  ----------------

Large Cap Value...............  Repurchase Agreement        J.P. Morgan                    15,053,000.00
                                Equity                      Bear Stearns                    3,717,000.00
                                Equity                      Lehman Bros.                    3,212,000.00
                                Equity                      Morgan Stanley                  5,107,000.00

Large Cap Growth..............  Equity                      Merrill Lynch                  15,321,000.00
                                Equity                      Morgan Stanley                 12,561,000.00
                                Repurchase Agreement        Morgan Stanley                 10,503,000.00

Tax-Managed Large Cap.........  Equity                      Bear Stearns                      331,000.00
                                Equity                      Merrill Lynch                     711,000.00
                                Equity                      Morgan Stanley                  1,434,000.00
                                Repurchase Agreement        Morgan Stanley                  6,830,000.00

Small Cap Value...............  Repurchase Agreement        Morgan Stanley                 35,491,000.00

Small Cap Growth..............  Repurchase Agreement        J.P. Morgan                    37,995,000.00

Mid-Cap.......................  Equity                      Bear Stearns                      384,000.00
                                Repurchase Agreement        J.P. Morgan                     2,264,000.00

Capital Appreciation..........  Repurchase Agreement        Lehman Bros.                   18,077,000.00

Equity Income.................  Repurchase Agreement        J.P. Morgan                    11,580,000.00

Balanced......................  Debt                        Bear Stearns                      862,000.00
                                Debt                        Merrill Lynch                     729,000.00
                                Debt                        Salomon Bros.                   1,083,000.00
                                Repurchase Agreement        J.P. Morgan                     5,533,000.00

Core Fixed Bond...............  Debt                        Bear Stearns                    6,039,000.00
                                Repurchase Agreement        J.P. Morgan                   219,666,000.00
                                Debt                        J.P. Morgan                     2,120,000.00
                                Debt                        Lehman Bros.                    7,479,000.00
                                Debt                        Merrill Lynch                  11,013,000.00
                                Debt                        Paine Webber                    1,278,000.00
                                Debt                        Salomon Bros.                   7,183,000.00

High Yield Bond...............  N/A                         N/A                                   N/A

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund, after taking into account additional distribution and transfer agency expenses attributable to Class D shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of January 4, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

ADDRESS                                    NUMBER OF SHARES                      PERCENTAGE
---------------------------------  ---------------------------------  ---------------------------------

LARGE CAP VALUE FUND

  SEI Trust Company                           67,116,108                           72.97%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

LARGE CAP GROWTH FUND

  SEI Trust Company                           50,568,786                           71.80%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

ADDRESS                                    NUMBER OF SHARES                      PERCENTAGE
---------------------------------  ---------------------------------  ---------------------------------
TAX MANAGED LARGE CAP FUND

  SEI Trust Company                           22,991,583                           96.97%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

SMALL CAP VALUE FUND

  SEI Trust Company                           22,030,611                           65.27%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

SMALL CAP GROWTH FUND

  SEI Trust Company                           22,495,971                           55.50%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

CAPITAL APPRECIATION FUND

  SEI Trust Company                            2,618,563                           27.60%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

  NABANK & Co.                                  943,823                             9.94%
  Attn: Record Keeping
  P.O. Box 2180
  Tulsa, OK 74101-2180

  Valle                                         529,722                             5.48%
  c/o Mayhall & Iisky
  1000 North Water Street-
  TR11
  Milwaukee, WI 53202-6648

EQUITY INCOME FUND

  SEI Trust Company                             798,061                             9.27%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

  NABANK & Co.                                  568,477                             6.61%
  c/o Bank of Oklahoma, N.A.
  Attn: Lisa Marrs
  P.O. Box 2300
  Tulsa, OK 74192-0001

ADDRESS                                    NUMBER OF SHARES                      PERCENTAGE
---------------------------------  ---------------------------------  ---------------------------------
  Sheldon & Co. (Integra)                       462,189                             5.37%
  c/o National City
  Attn: Trust Mutual Funds
  P.O. Box 94777, LOC 5312
  Cleveland, OH 44101-4777

BALANCED FUND

  SEI Trust Company                            2,724,315                           56.56%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

  NABANK & Co.                                  612,164                            12.71%
  Attn: Record Keeping
  P.O. Box 2180
  Tulsa, OK 74101-2180

  ACNB Company                                  443,374                             9.21%
  Adams County National Bank
  P.O. Box 4566
  Gettysburg, PA 17325-4566

  NABANK & Co.                                  294,774                             6.12%
  c/o Bank of Oklahoma, N.A.
  Attn: Lisa Marrs
  P.O. Box 2300
  Tulsa, OK 74192-0001

CORE FIXED INCOME FUND

  SEI Trust Company                           107,475,974                          70.74%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

HIGH YIELD BOND FUND

  SEI Trust Company                           25,690,353                           75.07%
  Attn: Jaqueline Esposito
  680 East Swedesford Road
  Wayne, PA 19087-1610

  Fleet National Bank                          2,007,191                            5.87%
  Mutual Fund Specialist
  P.O. Box 92800
  Rochester, NY 14692-8900

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

    The Trust's financial statements for the fiscal year ended September 30, 1998, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference from the Trust's 1998 Annual Report. A copy of the 1998 Annual Report must accompany the delivery of this Statement of Additional Information.

APPENDIX--DESCRIPTION OF CORPORATE BOND RATINGS ________________________________

                          MOODY'S RATINGS DEFINITIONS

LONG TERM
Aaa
     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa
     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A
     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa
     Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba
     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B
     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa
     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca
     Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C
     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     STANDARD & POOR'S RATINGS DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditor's rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM

INVESTMENT GRADE
AAA
     Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA
     Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.
A
     Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB
     Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
BB
     Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.
B
     Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.
CCC
     Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.
CC
     The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.
C
     The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payment are continued.
CI
     Debt rated 'CI' is reserved for income bonds on which no interest is being paid.
D
     Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
c
     The letter 'C' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.
p
     The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.
L
     The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

---------

*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt ratings. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

NOTE: The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

                FITCH INVESTOR SERVICES INC. RATINGS DEFINITIONS

LONG-TERM
AAA
     Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.
AA
     Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.
A
     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB
     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB
     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B
     Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC
     Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC
     Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C
     Bonds are in imminent default in payment of interest or principal.
DDD
DD
D
     Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the lowest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

PLUS (+) MINUS (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA', 'DDD', 'DD', or 'D' categories.

                   DUFF AND PHELPS, INC. RATINGS DEFINITIONS

AAA
     Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+
AA-
     High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A+
A-
     Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB+
BBB-
     Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
BB+
BB
BB-
     Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.
B+
B
B-
     Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
CCC
     Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
DD
     Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
DP
     Preferred stock with dividend arrearages.

                        IBCA LIMITED RATINGS DEFINITIONS

AAA
     Obligations rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.
AA
     Obligations for which there is a very low expectation of investment risk are rated AA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.
A
     Bonds rated A are obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.
BBB
     Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.
BB
     Bonds rated BB are obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Bonds rated B are obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.
B
     Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.
CCC
     Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.
CC
     Obligations which are highly speculative or which have a high risk of default.
C
     Obligations which are currently in default.

NOTES: "+" or "-" may be appended to a rating to denote relative status within major rating categories.

     Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

                     THOMSON BANKWATCH RATINGS DEFINITIONS

AAA
     Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.
AA
     Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.
A
     Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
BBB
     Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
BB
     While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.
B
     Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.
CCC
     Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.
CC
     "CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.
D
     Default

Ratings in the Long-Term Debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.